SCHWABFUNDS

PROSPECTUS

                                  August 1, 2000

EQUITY INDEX FUNDS

SCHWAB S&P 500 FUND

SCHWAB 1000 FUND(R)

SCHWAB SMALL-CAP INDEX FUND(R)

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

SCHWAB INTERNATIONAL INDEX FUND(R)

QUANTITATIVE/SECTOR FUNDS

SCHWAB ANALYTICS FUND(R)

SCHWAB FOCUS FUNDS
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund


ASSET ALLOCATION FUNDS

SCHWAB MARKETTRACK PORTFOLIOS(TM)
   All Equity Portfolio
   Growth Portfolio
   Balanced Portfolio
   Conservative Portfolio

SCHWAB MARKETMANAGER PORTFOLIOS(TM)
   Growth Portfolio
   Balanced Portfolio
   Small Cap Portfolio
   International Portfolio

BOND FUNDS

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

SCHWAB TOTAL BOND MARKET INDEX FUND

SCHWAB YIELDPLUS FUND(TM)

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

SCHWAB LONG-TERM TAX-FREE BOND FUND

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

This prospectus does not offer for sale and is not a solicitation of offers to purchase, shares of certain funds described herein in those states and other jurisdictions where the funds are not registered and/or qualified for sale. In particular the California state-specific funds are offered for sale and are available only to residents of California, Arizona, District of Columbia, Florida, South Carolina, New Jersey and the U.S. Virgin Islands.

                                                           [CHARLES SCHWAB LOGO]

SCHWABFUNDS PROSPECTUS


  03  SCHWAB EQUITY INDEX FUNDS (1)

        04  Schwab S&P 500 Fund

        06  Schwab 1000 Fund(R)

        08  Schwab Small-Cap Index Fund(R)

        10  Schwab Total Stock Market Index Fund(TM)

        12  Schwab International Index Fund(R)


  21  SCHWAB ANALYTICS FUND(R) (1)

        22  Schwab Analytics Fund


  25  SCHWAB FOCUS FUNDS (2)

        26  Communications Focus Fund

        28  Financial Services Focus Fund

        30  Health Care Focus Fund

        32  Technology Focus Fund


  35  SCHWAB MARKETTRACK PORTFOLIOS(TM) (3)

        36  All Equity Portfolio

        38  Growth Portfolio

        40  Balanced Portfolio

        42  Conservative Portfolio


  49  SCHWAB MARKETMANAGER PORTFOLIOS(TM) (3)

        50  Growth Portfolio

        52  Balanced Portfolio

        54  Small Cap Portfolio

        56  International Portfolio


  63  SCHWAB BOND INDEX FUNDS (4)

        64  Schwab Short-Term Bond Market Index Fund

        66  Schwab Total Bond Market Index Fund


  71  SCHWAB YIELDPLUS FUND(TM) (5)

        72  Schwab YieldPlus Fund


  75  SCHWAB TAX-FREE BOND FUNDS (6)

        76  Schwab Short/Intermediate Tax-Free Bond Fund

        78  Schwab Long-Term Tax-Free Bond Fund


  83  SCHWAB CALIFORNIA TAX-FREE BOND FUNDS (6)

        84  Schwab California Short/Intermediate Bond Fund

        86  Schwab California Long-Term Tax-Free Bond Fund

  90  INVESTMENT MANAGEMENT

  92  INVESTING IN THE FUNDS AND PORTFOLIOS

      Each fund or group of funds in this prospectus has a separate prospectus that contains substantially identical information to that contained in this prospectus. For a current copy of any of these prospectuses, call 800-453-4000.

      Current prospectus dated: (1) 2/29/2000, (2) 5/15/2000, (3) 2/29/2000 as amended 7/1/2000, (4) 11/15/1999 as amended 6/15/2000, (5) 7/21/1999 as amended 6/15/2000, (6) 11/15/1999 as amended 7/14/2000.

SCHWAB

EQUITY INDEX FUNDS


                                 ABOUT THE FUNDS

The Schwab Equity Index Funds share the same basic INVESTMENT STRATEGY: They are designed to track the performance of a stock market index. Each fund tracks a different index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager LOOKS TO AN INDEX to determine which securities the fund should own.

Because the composition of an index tends to be comparatively stable, index funds historically have shown LOW PORTFOLIO TURNOVER compared to actively managed funds.

The funds are designed for LONG-TERM INVESTORS. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                                                        EQUITY INDEX FUNDS(R)  3

SCHWAB

S&P 500 FUND


TICKER SYMBOLS

Investor Shares      SWPIX
Select Shares(R)     SWPPX
e.Shares(R)          SWPEX

THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX.


INDEX

THE S&P 500 INDEX INCLUDES THE COMMON STOCKS OF 500 LEADING U.S. COMPANIES FROM A BROAD RANGE OF INDUSTRIES. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

LARGE-CAP STOCKS

Although the 500 companies in the index constitute only about 7% of all the publicly traded companies in the United States, they represent approximately 80% of the total value of the U.S. stock market. (All figures are as of 10/31/99.)

Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.


     The performance information below shows you how the fund's performance compares to that of its index, which varies over time.


PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.

The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see page 93.


  ANNUAL TOTAL RETURNS (%) as of 12/31

  Investor Shares

97                       32.47
98                       28.0
99                       20.60


BEST QUARTER: 21.08% Q4 1998        WORST QUARTER: -9.98% Q3 1998


  AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                                       SINCE
                                        1 YEAR                       INCEPTION
-------------------------------------------------------------------------------
 Investor Shares                         20.60                       26.13 1
 Select Shares                           20.78                       25.69 2
 e.Shares                                20.68                       26.26 3
 S&P 500 Index                           21.04                       26.74 4

1  Inception: 5/1/96.

2  Inception: 5/19/97.

3  Inception: 5/1/96.

4  From 5/1/96.


4    EQUITY INDEX FUNDS

SCHWAB S&P 500 FUND


     Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks perform less well than mid- or small-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag those investments.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


INDEX OWNERSHIP

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


  FEE TABLE (%)

                                              INVESTOR     SELECT
                                               SHARES      SHARES(R)   e.SHARES
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, charged only
on shares you sell within 180
days of buying them, and paid
directly to the fund*                            0.75        0.75       0.75


 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees**                            0.17          0.17          0.17
Distribution (12b-1) fees                    None          None          None
Other expenses                               0.30          0.15          0.16
                                            ---------------------------------
Total annual operating expenses              0.47          0.32          0.33

EXPENSE REDUCTION                           (0.12)        (0.13)        (0.05)
                                            ---------------------------------
NET OPERATING EXPENSES***                    0.35          0.19          0.28
                                            =================================

*    This fee applies only to shares purchased on or after 09/15/2000.

**   Reflects current fees.

***  Guaranteed by Schwab and the investment adviser through 2/28/01.

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                    1 YEAR      3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares                      $ 36        $139        $251        $580
Select Shares                        $ 19        $ 90        $167        $393
e.Shares                             $ 29        $101        $180        $413

                                                          EQUITY INDEX FUNDS   5

SCHWAB

1000 FUND(R)


TICKER SYMBOLS

INVESTOR SHARES      SNXFX
SELECT SHARES(R)     SNXSX

THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX(R).

INDEX

THE SCHWAB 1000 INDEX INCLUDES THE COMMON STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

LARGE- AND MID-CAP STOCKS

Although there are currently more than 7,100 total stocks in the United States, the companies represented by the Schwab 1000 Index make up some 87% of the total value of all U.S. stocks. (Figures are as of 10/31/99.)

These large- and mid-cap stocks cover many industries and represent many sizes:
At $472 billion, the market capitalization of the largest one is approximately 1,435 times that of the smallest one. (Figures are as of 10/31/99.)

Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.

     The performance information below shows you how performance has varied from year-to-year and how it averages out over time.

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 93.


  ANNUAL TOTAL RETURNS (%) as of 12/31

  Investor Shares

92                       8.52
93                       9.63
94                      -0.11
95                      36.60
96                      21.57
97                      31.92
98                      27.16
99                      21.00


 BEST QUARTER: 21.93% Q4 1998    WORST QUARTER: -10.70% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                                        SINCE
                                    1 YEAR         5 YEARS           INCEPTION
--------------------------------------------------------------------------------
Investor Shares                      21.00           27.51            18.98 1
Select Shares                        21.15             --             25.94 2
S&P 500(R) Index                     21.04           28.56            19.46 3
Schwab 1000 Index                    21.22           28.04            19.45 3

1  Inception: 4/2/91.

2  Inception: 5/19/97.

3  From 4/2/91.

6  EQUITY INDEX FUNDS

SCHWAB 1000 FUND(R)


     Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. It's also a logical choice for stock investors who want exposure beyond the large-cap segment of the U.S. stock market.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE- AND MID-CAP PORTIONS OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the Schwab 1000 Index(R) encompasses stocks from across the economy, the fund is broadly diversified, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


  FEE TABLE (%)

                                                           INVESTOR     SELECT
                                                           SHARES      SHARES(R)
--------------------------------------------------------------------------------
 SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 180 days of buying them,
and paid directly to the fund*                              0.75         0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                             0.23       0.23
Distribution (12b-1) fees                                   None       None
Other expenses                                              0.28       0.14
                                                          ----------------------
Total annual operating expenses                             0.51       0.37

EXPENSE REDUCTION                                          (0.05)     (0.02)
                                                          ----------------------
NET OPERATING EXPENSES**                                    0.46       0.35
                                                          ======================

*   For shares purchased prior to 5/1/00 the redemption fee is 0.50%.

**  Guaranteed by Schwab and the investment adviser through 2/28/01.

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                    1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investor Shares                      $47        $159        $280        $636
Select Shares                        $36        $117        $206        $466


                                                          EQUITY INDEX FUNDS   7

SCHWAB

SMALL-CAP INDEX FUND(R)


TICKER SYMBOLS

INVESTOR SHARES      SWSMX
SELECT SHARES(R)     SWSSX

THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R).

INDEX

THE SCHWAB SMALL-CAP INDEX INCLUDES THE COMMON STOCKS OF THE SECOND-LARGEST 1,000 PUBLICLY TRADED COMPANIES IN THE UNITED STATES, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

Like many index funds, the fund also may invest in short-term investments and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. Because any income from securities lending and short-term investments typically is not enough to eliminate the effect of expenses, the fund's performance normally is below that of the index.

SMALL-CAP STOCKS

In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks. These stocks range in size from $8 billion to $15 million in terms of their total market value. (All figures are as of 10/31/99.)

Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.

With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.


     The performance information below shows you how performance has varied from year-to-year and how it averages out over time.

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 93.


ANNUAL TOTAL RETURNS (%) as of 12/31

  Investor Shares

94                       -3.08
95                       27.65
96                       15.49
97                       25.69
98                       -3.57
99                       24.20


 BEST QUARTER: 18.09% Q2 1997    WORST QUARTER: -20.94% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                                         SINCE
                                         1 YEAR         5 YEARS       INCEPTION
--------------------------------------------------------------------------------
 Investor Shares                         24.20           17.28          13.71 1
 Select Shares                           24.44             --           16.38 2
 Russell 2000 Index(R)                   21.26           16.70          13.54 3
 Schwab Small-Cap Index                  27.67           19.04          15.41 3

1  Inception: 12/3/93.

2  Inception: 5/19/97.

3  From 12/3/93.

8    EQUITY INDEX FUNDS

SCHWAB SMALL-CAP INDEX FUND(R)

     With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE SMALL-CAP PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

HISTORICALLY, SMALL-CAP STOCKS HAVE BEEN RISKIER THAN LARGE- AND MID-CAP STOCKS. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements, and may move sharply, especially during market upturns and downturns. In addition, during any period when small-cap stocks perform less well than large- or mid-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever U.S. small-cap stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, the fund may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


FEE TABLE (%)

                                                          INVESTOR     SELECT
                                                           SHARES     SHARES(R)
--------------------------------------------------------------------------------
 SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Redemption fee, charged only on shares
 you sell within 180 days of buying them
 and paid directly to the fund*                             0.75       0.75

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fees**                                             0.31       0.31
 Distribution (12b-1) fees                                     None       None
 Other expenses                                                0.32       0.18
                                                              ----------------
 Total annual operating expenses                               0.63       0.49

 EXPENSE REDUCTION                                            (0.14)     (0.11)
                                                              ----------------
 NET OPERATING EXPENSES***                                     0.49       0.38
                                                              ================

*   For shares purchased prior to 5/1/00 the redemption fee is 0.50%.

**  Reflects current fees.

*** Guaranteed by Schwab and the investment adviser through 2/28/01.

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

  EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                   1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Shares                     $50        $188        $337        $773
 Select Shares                       $39        $146        $263        $605


                                                         EQUITY INDEX FUNDS    9

SCHWAB

TOTAL STOCK MARKET INDEX FUND(TM)

TICKER SYMBOLS

Investor Shares      SWTIX
Select Shares(R)     SWTSX

THE FUND SEEKS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 EQUITY INDEX.


INDEX

THE FUND'S BENCHMARK INDEX INCLUDES ALL PUBLICLY TRADED COMMON STOCKS OF COMPANIES HEADQUARTERED IN THE UNITED STATES FOR WHICH PRICING INFORMATION IS READILY AVAILABLE -- currently more than 7,100 stocks. The index weights each stock according to its market capitalization (total market value of all shares outstanding).

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher.

Because it would be impractical to invest in every company in the U.S. stock market, the fund uses statistical sampling techniques to assemble a portfolio whose performance is expected to resemble that of the index. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may use certain techniques in seeking to enhance after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions.

Like many index funds, the fund also may invest in futures contracts and lend securities in seeking to enhance total return and minimize the gap between its performance and that of the index. However, the fund's performance normally is below that of the index.


PERFORMANCE

Because this is a new fund, no performance figures are given. Information will appear in a future version of the fund's prospectus.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 93.

THE U.S. STOCK MARKET

The U.S. stock market is commonly divided into three segments, based on market capitalization.

Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 3,000 of the market's listed stocks represent about 98% of its total value. (All figures on this page are as of 10/31/99).

In terms of performance, these segments can behave somewhat differently from each other, over the short term as well as the long term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.

10   EQUITY INDEX FUNDS

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

      With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three tiers of the market: large-, mid- and small-cap.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund will not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the fund encompasses stocks from across the economy, it is broadly diversified, which reduces the impact of the performance of any given industry, individual stock or market segment. But whenever any particular market segment outperforms the U.S. stock market as a whole, the fund may underperform funds that have greater exposure to that segment. Likewise, whenever U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments. Because the fund gives greater weight to larger stocks, most of its performance will reflect the performance of the large-cap segment.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also involve risks.

For example, the fund's use of sampling may increase the gap between the performance of the fund and that of the index. Futures contracts, which the fund uses to gain exposure to stocks for its cash balances, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP

Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)
                                                        INVESTOR       SELECT
                                                         SHARES       SHARES(R)
--------------------------------------------------------------------------------
 SHAREHOLDER FEES
--------------------------------------------------------------------------------
 Redemption fee, charged only on shares
 you sell within 180 days of buying them
 and paid directly to the fund*                            0.75         0.75


ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                               0.30       0.30
Distribution (12b-1) fees                                     None       None
Other expenses**                                              0.61       0.44
                                                             ----------------
Total annual operating expenses                               0.91       0.74

EXPENSE REDUCTION                                            (0.51)     (0.47)
                                                             ----------------
NET OPERATING EXPENSES***                                     0.40       0.27
                                                             ================

*   For shares purchased prior to 5/1/00, the redemption fee is 0.50%.

**  Based on estimated expenses for the current fiscal year.

*** Guaranteed by Schwab and the investment adviser through 2/28/01.

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                                          1 YEAR      3 YEARS
--------------------------------------------------------------------------------
Investor Shares                                             $41        $239
Select Shares                                               $28        $189

                                                         EQUITY INDEX FUNDS   11

SCHWAB

INTERNATIONAL INDEX FUND(R)

TICKER SYMBOLS

INVESTOR SHARES      SWINX
SELECT SHARES(R)     SWISX


THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL
INDEX(R).


INDEX

THE SCHWAB INTERNATIONAL INDEX INCLUDES COMMON STOCKS OF THE 350 LARGEST PUBLICLY TRADED COMPANIES FROM SELECTED COUNTRIES OUTSIDE THE UNITED STATES. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan -- currently 15 countries in all. Within these countries, Schwab identifies the 350 largest companies according to their market capitalizations (total market value of all shares outstanding), in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN STOCKS THAT ARE INCLUDED IN THE INDEX. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in transaction prices until settlement. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce taxable capital gain distributions.

Like many index funds, the fund also may invest in short-term investments and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. Because any income from securities lending and short-term investments typically is not enough to eliminate the effect of expenses, the fund's performance normally is below that of the index.

INTERNATIONAL STOCKS

Over the past several decades, foreign stock markets have grown rapidly. The market value of foreign stocks today represents approximately 43% of the world's total market capitalization. (All figures are as of 10/31/99.)

For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.


     The performance information below shows you how performance has varied from year-to-year and how it averages out over time.

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 93.


ANNUAL TOTAL RETURNS (%) as of 12/31
--------------------------------------------------------------------------------
Investor Shares

94                                  3.84
95                                 14.22
96                                  9.12
97                                  7.31
98                                 15.85
99                                 33.62


 BEST QUARTER: 19.88% Q4 1999    WORST QUARTER: -14.93% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99
--------------------------------------------------------------------------------
                                                                       SINCE
                                       1 YEAR         5 YEARS       INCEPTION
--------------------------------------------------------------------------------
 Investor Shares                        33.62           15.67          13.06 1
 Select Shares                          33.79             --           17.88 2
 MSCI-EAFE(R) Index                     26.96           12.83          10.99 3
 Schwab International
 Index                                  33.81           16.21          13.62 3

1  Inception: 9/9/93.

2  Inception: 5/19/97.

3  From 9/9/93.

12   EQUITY INDEX FUNDS

SCHWAB INTERNATIONAL INDEX FUND(R)

     For long-term investors who are interested in the potential rewards of international investing and who are prepared for the additional risks, this fund could be worth considering.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE PERFORMANCE OF A MIX OF INTERNATIONAL LARGE-CAP STOCKS, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of market declines.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

INTERNATIONAL STOCKS CARRY ADDITIONAL RISKS. Changes in currency exchange rates can erode market gains or widen market losses. International markets -- even those that are well established -- are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks perform less well than other types of stocks or other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, the fund may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.

FEE TABLE (%)
                                                          INVESTOR     SELECT
                                                           SHARES     SHARES(R)
--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 180 days of buying them
and paid directly to the fund*                              1.50       1.50

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees**                                           0.42       0.42
Distribution (12b-1) fees                                   None       None
Other expenses                                              0.35       0.22
                                                           ================
Total annual operating expenses                             0.77       0.64

EXPENSE REDUCTION                                          (0.19)     (0.17)
                                                           ----------------
NET OPERATING EXPENSES***                                   0.58       0.47
                                                           ================

*   For shares purchased prior to 5/1/00, the redemption fee is 0.50%.

**  Reflects current fees.

*** Guaranteed by Schwab and the investment adviser through 2/28/01.

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                    1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
 Investor Shares                      $59        $227        $409       $936
 Select Shares                        $48        $188        $340       $782

                                                      EQUITY INDEX FUNDS      13

FINANCIAL HIGHLIGHTS

SCHWAB S&P 500 FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                11/1/98 -  11/1/97 -    11/1/96 -    5/1/96 -
 INVESTOR SHARES                                10/31/99   10/31/98     10/31/97    10/31/96
--------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period            17.05        14.17        10.88      10.00
                                                --------------------------------------------
Income from investment operations:
    Net investment income                          0.17         0.16         0.14       0.08
    Net realized and unrealized gain
     on investments                                4.10         2.85         3.24       0.80
                                                --------------------------------------------
    Total income from investment operations        4.27         3.01         3.38       0.88
Less distributions:
    Dividends from net investment income          (0.15)       (0.13)       (0.09)      --
                                                --------------------------------------------
NET ASSET VALUE AT END OF PERIOD                  21.17        17.05        14.17      10.88
                                                ============================================
Total return (%)                                  25.20        21.39        31.29       8.80 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                0.35         0.35         0.38       0.49 2
Expense reductions reflected in above ratio        0.27         0.28         0.32       0.40 2
Ratio of net investment income to
 average net assets                                1.01         1.25         1.49       1.89 2
Portfolio turnover rate                               3            1            3          1
Net assets, end of period ($ x 1,000,000)         3,183        1,935          923        244


                                                11/1/98 -   11/1/97 -    5/19/97 -
SELECT SHARES(R)                                10/31/99    10/31/98    10/31/97
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period            17.09        14.19        12.85
                                                ---------------------------------
Income from investment operations:
    Net investment income                          0.20         0.26         0.05
    Net realized and unrealized gain
     on investments                                4.12         2.78         1.29
                                                ---------------------------------
    Total income from investment operations        4.32         3.04         1.34
Less distributions:
    Dividends from net investment income          (0.18)       (0.14)        --
                                                ---------------------------------
NET ASSET VALUE AT END OF PERIOD                  21.23        17.09        14.19
                                                =================================
Total return (%)                                  25.42        21.63        10.43 1

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------
Ratio of actual operating expenses
 to average net assets                             0.19         0.19         0.19 2
Expense reductions reflected in above ratio        0.28         0.28         0.34 2
Ratio of net investment income to
 average net assets                                1.17         1.40         1.46 2
Portfolio turnover rate                               3            1            3
Net assets, end of period ($ x 1,000,000)         3,750        1,548          486


1 Not annualized.

2 Annualized.


14   EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

SCHWAB S&P 500 FUND Continued

                                              11/1/98 -   11/1/97 -  11/1/96 -  5/1/96 -
 e.SHARES(R)                                  10/31/99    10/31/98   10/31/97   10/31/96
----------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------
Net asset value at beginning of period          17.08      14.19      10.89      10.00
                                              ----------------------------------------
Income from investment operations:
    Net investment income                        0.20       0.15       0.21       0.04
    Net realized and unrealized gain
     on investments                              4.09       2.88       3.19       0.85
                                              ----------------------------------------
    Total income from investment operations      4.29       3.03       3.40       0.89
Less distributions:
    Dividends from net investment income        (0.16)     (0.14)     (0.10)      --
                                              ----------------------------------------
NET ASSET VALUE AT END OF PERIOD                21.21      17.08      14.19      10.89
                                              ========================================
Total return (%)                                25.28      21.50      31.48       8.90 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------
Ratio of actual operating expenses
 to average net assets                           0.28       0.28       0.28       0.28 2
Expense reductions reflected in above ratio      0.20       0.24       0.33       0.91 2
Ratio of net investment income to
 average net assets                              1.08       1.32       1.61       1.82 2
Portfolio turnover rate                             3          1          3          1
Net assets, end of period ($ x 1,000,000)         435        281        132         36


1 Not annualized.

2 Annualized.

                                                         EQUITY INDEX FUNDS  15

FINANCIAL HIGHLIGHTS

SCHWAB 1000 FUND(R)

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                                11/1/98 -   11/1/97 -    9/1/97 -   9/1/96 -   9/1/95 -    9/1/94 -
 INVESTOR SHARES                                10/31/99    10/31/98    10/31/97    8/31/97    8/31/96     8/31/95
-------------------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            29.90       25.25       24.78       18.14       15.68       13.08
                                               --------------------------------------------------------------------
Income from investment operations:
    Net investment income                          0.26        0.27        0.04        0.28        0.24        0.26
    Net realized and unrealized gain
     on investments                                7.21        4.64        0.43        6.62        2.45        2.48
                                               --------------------------------------------------------------------
    Total income from investment operations        7.47        4.91        0.47        6.90        2.69        2.74
Less distributions:
    Dividends from net investment income          (0.25)      (0.26)       --         (0.26)      (0.23)      (0.14)
                                               --------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                  37.12       29.90       25.25       24.78       18.14       15.68
                                               ====================================================================
Total return (%)                                  25.12       19.63       1.90 1      38.32       17.27       21.23

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                0.46        0.46       0.462        0.47        0.49        0.54
Expense reductions reflected in above ratio        0.05        0.05       0.042        0.06        0.08        0.09
Ratio of net investment income to
 average net assets                                0.78        1.02       1.002        1.33        1.66        2.03
Portfolio turnover rate                               3           2        --             2           2           2
Net assets, end of period ($ x 1,000,000)         4,925       3,657       2,611       2,499       1,560         827


                                               11/1/98 -   11/1/97 -    9/1/97 -  5/19/97 -
 SELECT SHARES(R)                              10/31/99    10/31/98    10/31/97   8/31/97
-------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------
Net asset value at beginning of period           29.93       25.26       24.79        22.64
                                               --------------------------------------------
Income from investment operations:
    Net investment income                         0.30        0.32        0.04         0.05
    Net realized and unrealized gain
     on investments                               7.22        4.63        0.43         2.10
                                               --------------------------------------------
    Total income from investment operations       7.52        4.95        0.47         2.15
Less distributions:
    Dividends from net investment income         (0.29)      (0.28)       --           --
                                               --------------------------------------------
NET ASSET VALUE AT END OF PERIOD                 37.16       29.93       25.26        24.79
                                               ============================================
Total return (%)                                 25.29       19.79        1.90 1       9.50 1

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                               0.35        0.35        0.35 2       0.35 2
Expense reductions reflected in above ratio       0.02        0.04        0.06 2       0.33 2
Ratio of net investment income to
 average net assets                               0.89        1.11        1.11 2       1.26 2
Portfolio turnover rate                              3           2        --              2
Net assets, end of period ($ x 1,000,000)        2,214       1,041         426          347


1  Not annualized.

2  Annualized.

16   EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

SCHWAB SMALL-CAP INDEX FUND(R)

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                             11/1/98 -  11/1/97 -  11/1/96 -  11/1/95 -  11/1/94 -
 INVESTOR SHARES                             10/31/99   10/31/98   10/31/97   10/31/96    10/31/95
---------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------
Net asset value at beginning of period          15.39      17.73      13.59      11.70      10.05
                                              ---------------------------------------------------
Income from investment operations:
    Net investment income                        0.06       0.05       0.06       0.07       0.10
    Net realized and unrealized gain (loss)
     on investments                              2.89      (2.33)      4.14       1.88       1.61
                                              ---------------------------------------------------
    Total income from investment operations      2.95      (2.28)      4.20       1.95       1.71
Less distributions:
    Dividends from net investment income        (0.06)     (0.06)     (0.06)     (0.06)     (0.06)
    Distributions from realized gains
     on investments                             (0.87)      --         --         --         --
                                              ---------------------------------------------------
    Total distributions                         (0.93)     (0.06)     (0.06)     (0.06)     (0.06)
                                              ---------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                17.41      15.39      17.73      13.59      11.70
                                              ===================================================
Total return (%)                                19.96     (12.88)     31.03      16.73      17.11


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                              0.49       0.49       0.52       0.59       0.68
Expense reductions reflected in above ratio      0.30       0.32       0.37       0.35       0.34
Ratio of net investment income to
 average net assets                              0.33       0.35       0.53       0.56       0.68
Portfolio turnover rate                            41         40         23         23         24
Net assets, end of period ($ x 1,000,000)         452        480        410        209        122



                                              11/1/98 -  11/1/97     5/19/97  -
 SELECT SHARES(R)                             10/31/99   10/31/98    10/31/97
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          15.41      17.75      14.50
                                               ----------------------------
Income from investment operations:
    Net investment income                        0.07       0.08       0.02
    Net realized and unrealized gain (loss)
     on investments                              2.90      (2.35)      3.23
                                               ----------------------------
    Total income from investment operations      2.97      (2.27)      3.25
Less distributions:
    Dividends from net investment income        (0.07)     (0.07)      --
    Distributions from realized gains
     on investments                             (0.87)      --         --
                                               ----------------------------
    Total distributions                         (0.94)     (0.07)      --
                                               ----------------------------
NET ASSET VALUE AT END OF PERIOD                17.44      15.41      17.75
                                               ============================
Total return (%)                                20.14     (12.81)     22.41 1


RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                              0.38       0.38       0.38 2
Expense reductions reflected in above ratio      0.27       0.33       0.52 2
Ratio of net investment income to
 average net assets                              0.44       0.46       0.56 2
Portfolio turnover rate                            41         40         23
Net assets, end of period ($ x 1,000,000)         447        150         81


1 Not annualized.

2 Annualized.

                                                          EQUITY INDEX FUNDS  17

FINANCIAL HIGHLIGHTS

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


                                                                       6/1/99 -
INVESTOR SHARES                                                        10/31/99
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                                  20.00
                                                                      -------
Income from investment operations:
    Net investment income                                                0.07
    Net realized and unrealized gain
     on investments                                                      0.80
                                                                      -------
    Total income from investment operations                              0.87
                                                                      -------
NET ASSET VALUE AT END OF PERIOD                                        20.87
                                                                      =======
Total return (%)                                                         4.35 1

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                                      0.40 2
Expense reductions reflected in above ratio                              0.51 2
Ratio of net investment income to
 average net assets                                                      0.92 2
Portfolio turnover rate                                                     1
Net assets, end of period ($ x 1,000,000)                                 136

                                                                        6/1/99 -
SELECT SHARES(R)                                                      10/31/99
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period                                  20.00
                                                                      -------
Income from investment operations:
    Net investment income                                                0.07
    Net realized and unrealized gain
     on investments                                                      0.82
                                                                      -------
    Total income from investment operations                              0.89
                                                                      -------
NET ASSET VALUE AT END OF PERIOD                                        20.89
                                                                      =======
Total return (%)                                                         4.45 1

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                                      0.27 2
Expense reductions reflected in above ratio                              0.47 2
Ratio of net investment income to
 average net assets                                                      1.05 2
Portfolio turnover rate                                                     1
Net assets, end of period ($ x 1,000,000)                                 149


1     Not annualized.

2     Annualized.

18   EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

SCHWAB INTERNATIONAL INDEX FUND(R)



This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                              11/1/98 -  11/1/97 -  11/1/96 -   11/1/95 - 11/1/94 -
 INVESTOR SHARES                              10/31/99   10/31/98   10/31/97    10/31/96  10/31/95
-------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------
Net asset value at beginning of period          14.21      13.31      12.23      11.13      10.89
                                              ---------------------------------------------------
Income from investment operations:
    Net investment income                        0.19       0.17       0.17       0.16       0.14
    Net realized and unrealized gain
     on investments                              3.66       0.88       1.08       1.07       0.22
                                              ---------------------------------------------------
    Total income from investment operations      3.85       1.05       1.25       1.23       0.36
Less distributions:

    Dividends from net investment income        (0.13)     (0.15)     (0.17)     (0.13)     (0.12)
                                              ---------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                17.93      14.21      13.31      12.23      11.13
                                              ===================================================
Total return (%)                                27.31       8.02      10.33      11.07       3.35

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------
Ratio of actual operating expenses
 to average net assets                           0.58       0.58       0.61       0.69       0.85
Expense reductions reflected in above ratio      0.41       0.46       0.52       0.48       0.37
Ratio of net investment income to
 average net assets                              1.24       1.35       1.36       1.50       1.45
Portfolio turnover rate                             5          6         13          6       --
Net assets, end of period ($ x 1,000,000)         447        428        318        247        180



                                                   11/1/98 -  11/1/97 -  5/19/97 -
 SELECT SHARES(R)                                  10/31/99   10/31/98   10/31/97
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period               14.23      13.32     13.59
                                                   ----------------------------
Income from investment operations:
    Net investment income                             0.18       0.22      0.04
    Net realized and unrealized gain (loss)
     on investments                                   3.70       0.85     (0.31)
                                                   ----------------------------
    Total income from investment operations           3.88       1.07     (0.27)
                                                   ----------------------------
Less distributions:
    Dividends from net investment income             (0.15)     (0.16)     --
                                                   ----------------------------
NET ASSET VALUE AT END OF PERIOD                     17.96      14.23     13.32
                                                   ============================
Total return (%)                                     27.49       8.16     (1.99) 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                   0.47       0.47      0.47  2
Expense reductions reflected in above ratio           0.39       0.48      0.80  2
Ratio of net investment income to
 average net assets                                   1.57       1.49      0.17  2
Portfolio turnover rate                                  5          6        13
Net assets, end of period ($ x 1,000,000)              449         94        50


1     Not annualized.

2     Annualized.

                                                         EQUITY INDEX FUNDS   19

                                  [Blank page]

SCHWAB

ANALYTICS FUND(R)

ABOUT THE FUND

The Schwab Analytics Fund uses a strategy that is primarily QUANTITATIVE rather than one based on individual company research. This strategy employs a range of proprietary techniques to select stocks, construct a portfolio and manage overall risk.

The fund uses software models to SCREEN STOCKS, based on factors that historically have been associated with above-average performance. The fund also looks at indicators of how those who are closest to a given company --ANALYSTS AND COMPANY INSIDERS -- currently view the company's near-term prospects. Before making its actual investment decisions, the fund consults another technical model, this one designed to MANAGE RISK.

Taken together, these techniques are designed to complement each other in creating a portfolio with risk similar to that of the S&P 500(R) Index but with returns that are intended to be greater.

The fund is designed for LONG-TERM INVESTORS. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

                                                   QUANTITATIVE/SECTOR FUNDS  21

SCHWAB

ANALYTICS FUND(R)


TICKER SYMBOL

SWANX

THE FUND SEEKS LONG-TERM CAPITAL GROWTH.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS PRIMARILY IN U.S. STOCKS. Under normal circumstances, the fund expects to hold the common stocks of approximately 100 large- and mid-cap U.S. companies. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the S&P 500(R) Index.

The portfolio managers monitor more than 1,300 companies that have market values of $500 million or more. Using a variety of quantitative techniques, the managers screen and rank these companies based on numerous factors. These include fundamental characteristics, such as a company's size and valuation and its history of earnings and dividends, as well as technical characteristics, such as its stock price movements. The rankings also take into account various analysts' earnings estimates and revisions, and also purchases and sales of the stock by corporate insiders.

Once the rankings are complete, the managers select the highest-ranked stocks (approximately 100) for inclusion in the fund's portfolio. The managers use a risk management model to construct a diversified portfolio with the goal of keeping the fund's volatility similar to that of the S&P 500. While the fund may include stocks that are outside the S&P 500 or weight its stock holdings differently from the index, it normally seeks to have the same industry weightings as the index.


RISK MANAGEMENT

The fund approaches risk management from the perspective of its benchmark, the S&P 500 Index. The S&P 500 includes the common stocks of 500 leading U.S. companies from a broad range of industries.

The fund's risk management model is designed to estimate how much return a given investment might produce compared to the benchmark and how much risk it might involve compared to the benchmark. The model is designed to help the fund invest for returns that exceed the S&P 500, while maintaining a risk profile that is very similar to that of the index.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.


PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

[Performance chart]

ANNUAL TOTAL RETURNS (%) as of 12/31

97                       31.62
98                       28.03
99                       27.75


 BEST QUARTER: 23.09% Q4 1998    WORST QUARTER: -10.79% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99
--------------------------------------------------------------------------------
                                                                      SINCE
                                                       1 YEAR       INCEPTION
--------------------------------------------------------------------------------
 Fund                                                  27.75          29.10 1
 S&P 500 Index                                         21.04          27.11 1

1     Inception: 7/1/96.

22   QUANTITATIVE/SECTOR FUNDS

SCHWAB ANALYTICS FUND(R)

     This fund could be appropriate for long-term investors seeking a quantitative approach designed to outperform the S&P 500(R) Index.



MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY OF THE RISKS OF THIS FUND ARE ASSOCIATED WITH THE LARGE- AND MID-CAP SEGMENTS OF THE U.S. STOCK MARKET. While the fund is not an index fund, its management techniques are likely to result in performance that correlates with the S&P 500, during upturns as well as downturns. The fund can take only limited steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

The fund includes stocks from many different sectors of the economy, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments -- bonds or small-cap stocks, for instance -- the fund's performance also will lag these investments. In addition, because the values of mid-cap stocks may fluctuate more widely than those of large-cap stocks, the fund could be more volatile if it were to increase its holdings of mid-cap stocks.

OTHER RISK FACTORS

The fund's management model is based largely on past market behavior. To the extent that market dynamics shift over time, the model may fail to anticipate these shifts, which could affect the fund's ability to outperform its benchmark.

Although the fund's main risks are those associated with its stock investments, the fund uses other strategies that also may involve risks.

For example, futures contracts, which the fund uses to gain exposure to the stock market for its cash balances, could hurt the fund's performance if they don't perform as expected.

Additionally, the fund may actively buy and sell portfolio securities, which will increase its portfolio turnover rate and expenses, and increase the likelihood of capital gain distributions.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                       None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
 Management fees                                                       0.54
 Distribution (12b-1) fees                                             None
 Other expenses                                                        0.39
                                                                      -----
 Total annual operating expenses                                       0.93

 EXPENSE REDUCTION                                                    (0.18)
                                                                      -----
 NET OPERATING EXPENSES*                                               0.75
                                                                      =====

*  Guaranteed by Schwab and the investment adviser through 2/28/01.

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------
                                   1 YEAR     3 YEARS    5 YEARS     10 YEARS
-------------------------------------------------------------------------------
                                    $77        $278        $497      $1,127

                                                    QUANTITATIVE/SECTOR FUNDS 23

FINANCIAL HIGHLIGHTS

SCHWAB ANALYTICS FUND(R)

This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

                                              11/1/98 -   11/1/97 - 11/1/96 -    7/1/96 -
                                              10/31/99   10/31/98   10/31/97    10/31/96
----------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------
Net asset value at beginning of period          14.57      13.72      11.01      10.00
                                              ----------------------------------------
Income from investment operations:
    Net investment income                        0.06       0.10       0.13       0.05
    Net realized and unrealized gain
     on investments                              4.94       2.20       2.79       0.96
                                              ----------------------------------------
    Total income from investment operations      5.00       2.30       2.92       1.01
Less distributions:
    Dividends from net investment income        (0.09)     (0.12)     (0.08)      --
    Distributions from realized gain
     on investments                             (0.57)     (1.33)     (0.13)      --
                                              ----------------------------------------
    Total distributions                         (0.66)     (1.45)     (0.21)      --
                                              ----------------------------------------
NET ASSET VALUE AT END OF PERIOD                18.91      14.57      13.72      11.01
                                              ========================================
Total return (%)                                35.20      18.37      26.83      10.10 1


RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                              0.75       0.75       0.74       0.75 2
Expense reductions reflected in above ratio      0.18       0.37       0.41       0.76 2
Ratio of net investment income to
 average net assets                              0.34       0.70       1.04       1.41 2
Portfolio turnover rate                            99        115        120         33
Net assets, end of period ($ x 1,000,000)         289        192        150         98

1     Not annualized.

2     Annualized.

24   QUANTITATIVE/SECTOR FUNDS

SCHWAB

FOCUS FUNDS

ABOUT THE FUNDS

The Schwab Focus Funds share the same basic INVESTMENT APPROACH. Each fund seeks long-term capital growth by investing in companies in a particular economic sector.

Each fund selects from a base universe of stocks issued by the 2,000 LARGEST COMPANIES (as measured by market capitalization) incorporated in the United States, plus any smaller or foreign stocks that are not among these 2,000 but are included in the S&P 500(R) Index. The Communications Focus Fund also may include in its base universe foreign stocks not included in the S&P 500.

The investment adviser for the funds has identified a series of SECTOR-SPECIFIC factors that historically have signaled superior long-term PERFORMANCE, such as earnings, cash flow, sales and market value. A sophisticated QUANTITATIVE MODEL sorts the base universe by sector, screens each stock for fundamental and technical factors and assigns weightings to help the adviser construct the portfolios. However, in seeking to lock in gains, limit losses or otherwise maximize a fund's RISK-ADJUSTED RETURN, the adviser may adjust the model's output. The adviser periodically reviews the factors used by the model, and may enhance or change them to incorporate the results of NEW RESEARCH. If a stock no longer meets the model's investment criteria, the fund may sell it.

Each of the funds is designed for LONG-TERM INVESTORS. The funds' performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

                                                  QUANTITATIVE/SECTOR FUNDS   25

COMMUNICATIONS FOCUS FUND

TICKER SYMBOL
SWCFX

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.


STRATEGY

TO PURSUE ITS GOAL, THE FUND CONCENTRATES ITS INVESTMENTS IN COMMON STOCKS AND OTHER EQUITY SECURITIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE COMMUNICATIONS SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher. The fund also may invest in common stocks and other equity securities of foreign companies.

The fund expects to invest in all of the types of companies in the communications sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."

The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using futures, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Until the fund has reached sufficient asset levels, the fund may use futures, exchange-traded funds and depositary receipts more extensively than it otherwise might, if the investment adviser determines that doing so would be advantageous.


         Investors who believe that communications firms may be a good long-term investment and are able to accept the risks may want to consider this fund.


THE COMMUNICATIONS SECTOR

The U.S. economy can be divided into sectors, each consisting of a number of related industries. The communications sector includes these types of companies:

- companies involved in telecommunications research, distribution, sales or service

- media companies, including radio and television

- telecommunications equipment makers

- telephone service providers, including providers of local, long-distance, cellular and paging services

In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.


PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


26 QUANTITATIVE/SECTOR FUNDS

COMMUNICATIONS FOCUS FUND


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market.

BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of communications companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and competitive challenges posed by joint ventures and mergers between U.S. and foreign firms. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market. Also, foreign stocks carry additional risks such as: changes in currency exchange rates (which can erode market gains or widen losses); lack of reliable company information or political upheaval.

RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest more than 5% of assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.

THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

The fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund uses to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks or a single stock) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.

Depositary receipts can represent ownership of foreign stocks, such as ADRs.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares you
sell within 180 days of buying them,
and paid directly to the fund                                              0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.54
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.83
                                                                           ----
Total annual operating expenses                                            1.37

EXPENSE REDUCTION                                                         (0.48)
                                                                           ----
NET OPERATING EXPENSES*                                                    0.89
                                                                           ====

* Guaranteed by Schwab and the investment adviser through 5/15/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                                         1 YEAR         3 YEARS
--------------------------------------------------------------------------------
                                                            $91            $387


                                                    QUANTITATIVE/SECTOR FUNDS 27

FINANCIAL SERVICES FOCUS FUND

TICKER SYMBOL
SWFFX


THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.


STRATEGY

TO PURSUE ITS GOAL, THE FUND CONCENTRATES ITS INVESTMENTS IN COMMON STOCKS AND OTHER EQUITY SECURITIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE FINANCIAL SERVICES SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher.

The fund expects to invest in all of the types of companies in the financial services sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."

The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using futures, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Until the fund has reached sufficient asset levels, the fund may use futures, exchange-traded funds and depositary receipts more extensively than it otherwise might, if the investment adviser determines that doing so would be advantageous.


THE FINANCIAL SERVICES SECTOR

The U.S. economy can be divided into sectors, each consisting of a number of related industries. The financial services sector includes these types of companies:

- asset management firms

- brokerage companies

- commercial banks

- financial services firms

- insurance companies

- real estate investment trusts (REITs)

- savings and loan associations

In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.


PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


28 QUANTITATIVE/SECTOR FUNDS

FINANCIAL SERVICES FOCUS FUND

         This fund may appeal to long-term investors who are interested in a fund that seeks to capture the performance potential of the U.S. financial services sector.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market.

BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of financial services companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, rising interest rates, credit losses when borrowers default and pricing pressures from increasing competition. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market.

RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest more than 5% of assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.

THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund uses to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares you
sell within 180 days of buying them, and
paid directly to the fund                                                   0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.54
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.83
                                                                           ----
Total annual operating expenses                                            1.37

EXPENSE REDUCTION                                                         (0.48)
                                                                           ----
NET OPERATING EXPENSES*                                                    0.89
                                                                           ====

* Guaranteed by Schwab and the investment adviser through 5/15/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                                           1 YEAR       3 YEARS
--------------------------------------------------------------------------------
                                                              $91          $387


                                                    QUANTITATIVE/SECTOR FUNDS 29

HEALTH CARE FOCUS FUND

TICKER SYMBOL
SWHFX

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE FUND CONCENTRATES ITS INVESTMENTS IN COMMON STOCKS AND OTHER EQUITY SECURITIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE HEALTH CARE SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher.

The fund expects to invest in all of the types of companies in the health care sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."

The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using futures, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Until the fund has reached sufficient asset levels, the fund may use futures, exchange-traded funds and depositary receipts more extensively than it otherwise might, if the investment adviser determines that doing so would be advantageous.

         Investors who believe that U.S. health care companies may show potential long-term growth may want to consider this fund.


THE HEALTH CARE SECTOR

The U.S. economy can be divided into sectors, each consisting of a number of related industries. The health care sector includes these types of companies:

- drug and biotechnology companies

- health care facilities operators

- medical product manufacturers and suppliers

- medical providers

- medical services firms

In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.


PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


30 QUANTITATIVE/SECTOR FUNDS

HEALTH CARE FOCUS FUND


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market.

BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of health care companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, failure to win government approval for new products, rapid product obsolescence and the high costs of liability should a product or service prove harmful. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market.

RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest more than 5% of assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.

THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund uses to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares you
sell within 180 days of buying them, and
paid directly to the fund                                                   0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.54
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.83
                                                                           ----
Total annual operating expenses                                            1.37

EXPENSE REDUCTION                                                         (0.48)
                                                                           ----
NET OPERATING EXPENSES*                                                    0.89
                                                                           ====

* Guaranteed by Schwab and the investment adviser through 5/15/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                                           1 YEAR       3 YEARS
--------------------------------------------------------------------------------
                                                              $91          $387


                                                    QUANTITATIVE/SECTOR FUNDS 31

TECHNOLOGY FOCUS FUND

TICKER SYMBOL
SWTFX

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE FUND CONCENTRATES ITS INVESTMENTS IN COMMON STOCKS AND OTHER EQUITY SECURITIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE TECHNOLOGY SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher.

The fund expects to invest in all of the types of companies in the technology sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."

The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using futures, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Until the fund has reached sufficient asset levels, the fund may use futures, exchange-traded funds and depositary receipts more extensively than it otherwise might, if the investment adviser determines that doing so would be advantageous.


         This fund is designed for long-term investors seeking a way to gain exposure to the technology segment of the U.S. economy

THE TECHNOLOGY SECTOR

The U.S. economy can be divided into sectors, each consisting of a number of related industries. The technology sector includes these types of companies:

- companies involved in technology research, distribution, sales or service

- computer hardware and software makers

- defense and aerospace contractors

- electronic equipment makers

- internet equipment and service providers

- office equipment makers

- semiconductor makers

In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.


PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


32 QUANTITATIVE/SECTOR FUNDS

TECHNOLOGY FOCUS FUND


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market.

BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of technology companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as intense price competition, difficulties bringing products to market, product obsolescence caused by competitor innovations, stock prices that are unsupported by revenues, high employee turnover and high labor costs. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market.

RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUNDS because the fund is non-diversified, which means it may invest more than 5% of assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.

THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund uses to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)

SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares you
sell within 180 days of buying them, and
paid directly to the fund                                                   0.75

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                            0.54
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.83
                                                                           ----
Total annual operating expenses                                            1.37

EXPENSE REDUCTION                                                         (0.48)
                                                                           ----
NET OPERATING EXPENSES*                                                    0.89
                                                                           ====

* Guaranteed by Schwab and the investment adviser through 5/15/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                                         1 YEAR        3 YEARS
--------------------------------------------------------------------------------
                                                            $91           $387


                                                    QUANTITATIVE/SECTOR FUNDS 33

                                  [BLANK PAGE]

SCHWAB

MARKETTRACK PORTFOLIOS(TM)

ABOUT THE PORTFOLIOS

The Schwab MarketTrack Portfolios in this prospectus share the same investment approach. Each portfolio seeks to maintain a DEFINED MIX of asset classes over time, and each invests mainly in a COMBINATION of other SchwabFunds(R), which are managed using INDEXING STRATEGIES. Each portfolio pursues a different investment goal.

This approach is intended to offer the investor key features of two types of investment strategies: asset allocation and indexing. Each portfolio's performance is a blend of the performance of different asset classes or different segments within an asset class.

Indexing, a strategy of TRACKING THE PERFORMANCE of a given market over time, involves looking to an index to determine what securities to own. By investing in a combination of index mutual funds, the portfolios can offer DIVERSIFICATION in a single investment.

The portfolios are designed for LONG-TERM INVESTORS. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 35

SCHWAB

MARKETTRACK ALL EQUITY PORTFOLIO

TICKER SYMBOL
SWEGX

THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH THROUGH AN ALL-STOCK PORTFOLIO.

STRATEGY

To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio's target allocation is 100% in stock investments, with certain percentages for different segments of the stock market.

The portfolio invests in other SchwabFunds(R), particularly three of the Equity Index Funds. These underlying funds seek to track the total returns of various stock market indices. They typically invest in the stocks included in the index they are tracking, and generally give each stock the same weight as the index does. Each underlying fund focuses on a different segment of the stock market. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the fund's asset allocation:

ALLOCATION       FUND AND INDEX
--------------------------------------------------------------------------------------------
LARGE-CAP        Schwab S&P 500 Fund. Seeks to track the S&P 500(R) Index, a widely
STOCK            recognized index maintained by Standard & Poor's that includes 500 U.S.
                 large-cap stocks.
--------------------------------------------------------------------------------------------
SMALL-CAP        Schwab Small-Cap Index Fund(R). Seeks to track the Schwab Small-Cap
STOCK            Index(R), which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.
--------------------------------------------------------------------------------------------
INTERNATIONAL    Schwab International Index Fund(R). Seeks to track the Schwab International
STOCK            Index(R), which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.

The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The portfolio's allocation focuses on stock investments for long-term growth. The portfolio typically does not change its stock segment allocations for purposes of investment strategy and seeks to remain close to the target allocations of 45% in large-cap, 30% in international and 25% in small-cap.

Because the portfolio must keep a small portion of its assets in cash for business operations, the portfolio's actual investments will be slightly less than 100% in stock funds.

         The performance information below shows you how the fund's performance compares to that of an index, which varies over time.

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.


ANNUAL TOTAL RETURNS (%) as of 12/31

        99
        --
      25.06

 BEST QUARTER: 17.07% Q4 1999    WORST QUARTER: -1.71% Q3 1999

  AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                        SINCE
                                        1 YEAR       INCEPTION
--------------------------------------------------------------
 Portfolio                               25.06          16.94 1
 S&P 500 Index                           21.04          19.90 2

1  Inception: 5/19/98.
2  From 5/19/98.

36 ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

         This portfolio's exposure to a broad spectrum of U.S. and international stocks makes it a good choice for long-term investors seeking a composite of U.S. and international stock market performance in a single fund.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S STOCK ALLOCATIONS CAN HAVE AN EFFECT ON RETURNS. The risks and returns of different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when segments emphasized by its target allocation are out of favor, or when stocks in general are out of favor.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH STOCK INDEX FUNDS. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market.

THE VALUES OF CERTAIN TYPES OF STOCKS, SUCH AS SMALL-CAP STOCKS AND INTERNATIONAL STOCKS, MAY FLUCTUATE MORE WIDELY THAN OTHERS. With small-cap stocks, one reason is that their prices may be based in part on future expectations rather than current achievements. International stock investments can be affected by changes in currency exchange rates, which can erode market gains or widen market losses. Other reasons for the volatility of international markets range from a lack of reliable company information to the risk of political upheaval.

OTHER RISK FACTORS

While the portfolio's underlying funds seek to track the returns of various indices, in each case their performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. These fees are approximately 0.40% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------
                                                          None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------
 Management fees*                                         0.44
 Distribution (12b-1) fees                                None
 Other expenses                                           0.49
                                                          ----
 Total annual operating expenses                          0.93

 EXPENSE REDUCTION                                       (0.43)
                                                          ----
 NET OPERATING EXPENSES**                                 0.50
                                                          ====

* Reflects current fees.

** Guaranteed by Schwab and the investment adviser through 2/28/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------
                       $51        $253        $473      $1,104

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 37

SCHWAB

MARKETTRACK GROWTH PORTFOLIO

TICKER SYMBOL
SWHGX

THE PORTFOLIO SEEKS HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes stock, bond and cash investments.

The portfolio invests mainly in other SchwabFunds(R), particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the fund's asset allocation:

ALLOCATION       FUND AND INDEX
--------------------------------------------------------------------------------------------
LARGE-CAP        Schwab S&P 500 Fund. Seeks to track the S&P 500(R) Index, a widely
STOCK            recognized index maintained by Standard & Poor's that includes 500 U.S.
                 large-cap stocks.
--------------------------------------------------------------------------------------------
SMALL-CAP        Schwab Small-Cap Index Fund(R). Seeks to track the Schwab Small-Cap
STOCK            Index(R), which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.
--------------------------------------------------------------------------------------------
INTERNATIONAL    Schwab International Index Fund(R). Seeks to track the Schwab International
STOCK            Index(R), which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.
--------------------------------------------------------------------------------------------
BOND             Schwab Total Bond Market Index Fund(TM). Seeks to track the Lehman Brothers
                 Aggregate Bond Index, which includes a broad-based mix of U.S.
                 investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation focuses on stock investments, while including some bonds and cash investments to reduce volatility. The portfolio typically does not change its asset allocations for purposes of investment strategy and seeks to remain close to the target allocations of 80% stocks, 15% bonds and 5% cash.

The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.

         The performance information below shows you how performance has varied from year to year and how it averages out over time.

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.


ANNUAL TOTAL RETURNS (%) as of 12/31

--------------------------
96      14.48
97      21.00
98      15.17
99      19.36

 BEST QUARTER: 15.70% Q4 1998    WORST QUARTER: -10.55% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                         SINCE
                                             1 YEAR    INCEPTION
----------------------------------------------------------------
 Portfolio                                    19.36     17.77 1
 S&P 500 Index                                21.04     26.47 2
 Lehman Brothers
 Aggregate Bond Index                         -0.82      5.60 2

1  Inception: 11/20/95.
2  From 11/20/95.


ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 38

SCHWAB MARKETTRACK GROWTH PORTFOLIO

     By emphasizing stocks while including other investments to temper market risk, this portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE AN EFFECT ON RETURNS. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH STOCK INDEX FUNDS. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market.

THE VALUES OF CERTAIN TYPES OF STOCKS, SUCH AS SMALL-CAP STOCKS AND INTERNATIONAL STOCKS, MAY FLUCTUATE MORE WIDELY THAN OTHERS. With small-cap stocks, one reason is that their prices may be based in part on future expectations rather than current achievements. International stock investments can be affected by changes in currency exchange rates, which can erode market gains or widen market losses. Other reasons for the volatility of international markets range from a lack of reliable company information to the risk of political upheaval.

OTHER RISK FACTORS

For the portion of the portfolio's assets that are invested in the bond market, a major risk is that bond prices generally fall when interest rates rise. Portfolio performance also could be affected if bonds held by the underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

While the portfolio's underlying funds seek to track the returns of various indices, in each case their performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. These fees are approximately 0.26% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------
                                                          None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------
 Management fees*                                         0.44
 Distribution (12b-1) fees                                None
 Other expenses                                           0.39
                                                          ----
 Total annual operating expenses                          0.83

 EXPENSE REDUCTION                                       (0.33)
                                                          ----
 NET OPERATING EXPENSES**                                 0.50
                                                          ====

* Reflects current fees.

** Guaranteed by Schwab and the investment adviser through 2/28/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------
                       $51        $232        $428        $995

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 39

SCHWAB

MARKETTRACK BALANCED PORTFOLIO

TICKER SYMBOL
SWBGX

THE PORTFOLIO SEEKS BOTH CAPITAL GROWTH AND INCOME.

STRATEGY

To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other SchwabFunds(R), particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the fund's asset allocation:

ALLOCATION       FUND AND INDEX
--------------------------------------------------------------------------------------------
LARGE-CAP        Schwab S&P 500 Fund. Seeks to track the S&P 500(R) Index, a widely
STOCK            recognized index maintained by Standard & Poor's that includes 500 U.S.
                 large-cap stocks.
--------------------------------------------------------------------------------------------
SMALL-CAP        Schwab Small-Cap Index Fund(R). Seeks to track the Schwab Small-Cap
STOCK            Index(R), which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.
--------------------------------------------------------------------------------------------
INTERNATIONAL    Schwab International Index Fund(R). Seeks to track the Schwab International
STOCK            Index(R), which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.
--------------------------------------------------------------------------------------------
BOND             Schwab Total Bond Market Index Fund(TM). Seeks to track the Lehman Brothers
                 Aggregate Bond Index, which includes a broad-based mix of U.S.
                 investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is weighted toward stock investments, while including substantial bond investments to add income and reduce volatility. The portfolio typically does not change its asset allocations for purposes of investment strategy and seeks to remain close to the target allocations of 60% stocks, 35% bonds and 5% cash.

The stock allocation is further divided into three segments: 30% of assets for large-cap, 15% for small-cap and 15% for international.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.



ANNUAL TOTAL RETURNS (%) as of 12/31

96      97      98     99
--------------------------
11.15  17.76  13.67  14.00

BEST QUARTER: 11.81% Q4 1998    WORST QUARTER: -6.85% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                        SINCE
                                        1 YEAR       INCEPTION
--------------------------------------------------------------
 Portfolio                               14.00          14.44 1
 S&P 500 Index                           21.04          26.47 2
 Lehman Brothers Aggregate
 Bond Index                              -0.82           5.60 2

1  Inception: 11/20/95.
2  From 11/20/95.

40 ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETTRACK BALANCED PORTFOLIO

     With a blend of asset types that modestly favors stocks, this portfolio may be suitable for intermediate-term investors or for long-term investors with moderate sensitivity to risk.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE A SUBSTANTIAL EFFECT ON PERFORMANCE. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, it could underperform any asset allocation funds that underweight asset classes or types of stocks that perform poorly during a given period.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH INDEX FUNDS. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. The values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.

BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE, WHICH CAN AFFECT THE BOND PORTION OF THE PORTFOLIO. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by the underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

OTHER RISK FACTORS

While the portfolio's underlying funds seek to track the returns of various indices, in each case their performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. These fees are approximately 0.29% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

 SHAREHOLDER FEES
 -------------------------------------------------------------
                                                          None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
 -------------------------------------------------------------
 Management fees*                                         0.44
 Distribution (12b-1) fees                                None
 Other expenses                                           0.39
                                                          ----
 Total annual operating expenses                          0.83

 EXPENSE REDUCTION                                       (0.33)
                                                          ----
 NET OPERATING EXPENSES**                                 0.50
                                                          ====

* Reflects current fees.

** Guaranteed by Schwab and the investment adviser through 2/28/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                    1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------
                       $51        $232        $428       $995

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 41

SCHWAB

MARKETTRACK CONSERVATIVE PORTFOLIO

TICKER SYMBOL
SWCGX


THE PORTFOLIO SEEKS INCOME AND MORE GROWTH POTENTIAL THAN AN ALL-BOND PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other SchwabFunds(R), particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the fund's asset allocation:

 ALLOCATION       FUND AND INDEX
---------------------------------------------------------------------------------------------
 LARGE-CAP        Schwab S&P 500 Fund. Seeks to track the S&P 500(R) Index, a widely
 STOCK            recognized index maintained by Standard & Poor's that includes 500
                  U.S. large-cap stocks.
---------------------------------------------------------------------------------------------
 SMALL-CAP        Schwab Small-Cap Index Fund(R). Seeks to track the Schwab Small-Cap
 STOCK            Index(R), which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.
---------------------------------------------------------------------------------------------
 INTERNATIONAL    Schwab International Index Fund(R). Seeks to track the Schwab International
 STOCK            Index(R), which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed
                  securities markets outside the United States.
---------------------------------------------------------------------------------------------
 BOND             Schwab Total Bond Market Index Fund(TM). Seeks to track the Lehman
                  Brothers Aggregate Bond Index, which includes a broad-based mix of
                  U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Conservative Portfolio's allocation is weighted toward bond investments, while including substantial stock investments for long-term growth. The portfolio typically does not change its asset allocations for purposes of investment strategy and seeks to remain close to the target allocations of 55% bonds, 40% stocks and 5% cash.

The stock allocation is further divided into three segments: 20% of assets for large-cap, 10% for small-cap and 10% for international.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31

96     97     98     99
------------------------
8.14  14.71  11.58  8.70

 BEST QUARTER: 8.49% Q2 1997     WORST QUARTER: -3.35% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                        SINCE
                                        1 YEAR       INCEPTION
--------------------------------------------------------------
 Portfolio                                8.70          11.06 1
 Lehman Brothers
 Aggregate Bond Index                    -0.82           5.60 2
 S&P 500 Index                           21.04          26.47 2

1  Inception: 11/20/95.
2  From 11/20/95.

42 ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

     Conservative investors and investors with shorter time horizons are among those for whom this portfolio was created.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE A SUBSTANTIAL EFFECT ON PERFORMANCE. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, it could underperform any asset allocation funds that underweight asset classes or types of stocks that perform poorly during a given period.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH INDEX FUNDS. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE, WHICH CAN AFFECT THE BOND PORTION OF THE PORTFOLIO. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by the underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. Also, the values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.

OTHER RISK FACTORS

While the portfolio's underlying funds seek to track the returns of various indices, in each case their performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced. The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance. These fees are approximately 0.30% of the portfolio's average net assets based on current investments, and may fluctuate.

FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------
                                                          None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------
 Management fees*                                         0.44
 Distribution (12b-1) fees                                None
 Other expenses                                           0.41
                                                          ----
 Total annual operating expenses                          0.85

 EXPENSE REDUCTION                                       (0.35)
                                                          ----
 NET OPERATING EXPENSES**                                 0.50
                                                          ====

* Reflects current fees.

** Guaranteed by Schwab and the investment adviser through 2/28/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                    1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------
                       $51        $236        $437      $1,017

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 43

FINANCIAL HIGHLIGHTS

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                            11/1/98 -    5/19/98 -
                                                           10/31/99     10/31/98
----------------------------------------------------------------------------------
 PER-SHARE DATA ($)
----------------------------------------------------------------------------------
Net asset value at beginning of period                        9.28        10.00
                                                             ---------------------
Income from investment operations:
    Net investment income (loss)                              0.03        (0.01)
    Net realized and unrealized gain (loss)
     on investments                                           2.22        (0.71)
                                                             ---------------------
    Total income (loss) from investment
     operations                                               2.25        (0.72)
Less distributions:
    Dividends from net investment income                     (0.01)          --
    Dividends in excess of net investment
     income                                                  (0.04)          --
                                                             ---------------------
    Total distributions                                      (0.05)          --
                                                             ---------------------
NET ASSET VALUE AT END OF PERIOD                             11.48         9.28
                                                             =====================
Total return (%)                                             24.34        (7.20) 1


RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                           0.54         0.39  2
Expense reductions reflected in above ratio                   0.43         0.74  2
Ratio of net investment income to
 average net assets                                           0.13        (0.36) 2
Portfolio turnover rate                                          6            2
Net assets, end of period ($ x 1,000,000)                      203          117

1  Not annualized.
2  Annualized.

44 ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

SCHWAB MARKETTRACK GROWTH PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                 11/1/98-   11/1/97-   11/1/96-  11/20/95-
                                                10/31/99   10/31/98   10/31/97   10/31/96
-------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
 Net asset value at beginning of period            13.96     13.59     11.30     10.00
                                                  ---------------------------------------
 Income from investment operations:
     Net investment income                          0.18      0.16      0.17      0.19
     Net realized and unrealized gain
      on investments                                2.48      0.99      2.32      1.13
                                                  ---------------------------------------
     Total income from investment operations        2.66      1.15      2.49      1.32
 Less distributions:
     Dividends from net investment income          (0.22)    (0.16)    (0.20)    (0.02)
     Distributions from capital gains              (0.03)    (0.62)       --        --
                                                  ---------------------------------------
     Total distributions                           (0.25)    (0.78)    (0.20)    (0.02)
                                                  ---------------------------------------
 NET ASSET VALUE AT END OF PERIOD                  16.37     13.96     13.59     11.30
                                                  =======================================
 Total return (%)                                  19.24      8.85     22.33     13.24 1

-------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA (%)
 Ratio of net operating expenses to
  average net assets                                0.58      0.60      0.75      0.89 2
 Expense reductions reflected in above ratio        0.33      0.50      0.49      0.61 2
 Ratio of net investment income to
  average net assets                                1.21      1.34      1.58      2.03 2
 Portfolio turnover rate                               7        14       113        46
 Net assets, end of period ($ x 1,000,000)           428       276       168       106

1  Not annualized.
2  Annualized.

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 45

FINANCIAL HIGHLIGHTS

SCHWAB MARKETTRACK BALANCED PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                11/1/98-   11/1/97-   11/1/96-  11/20/95-
                                               10/31/99   10/31/98   10/31/97   10/31/96
-----------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
Net asset value at beginning of period            13.39     12.82     11.05     10.00
                                                  ---------------------------------------
Income from investment operations:
    Net investment income                          0.29      0.25      0.22      0.25
    Net realized and unrealized gain
     on investments                                1.57      0.86      1.78      0.83
                                                  ---------------------------------------
    Total income from investment operations        1.86      1.11      2.00      1.08
Less distributions:
    Dividends from net investment income          (0.33)    (0.23)    (0.23)    (0.03)
    Distributions  from capital gains             (0.07)    (0.31)       --        --
                                                  ---------------------------------------
    Total distributions                           (0.40)    (0.54)    (0.23)    (0.03)
                                                  ---------------------------------------
NET ASSET VALUE AT END OF PERIOD                  14.85     13.39     12.82     11.05
                                                  =======================================
Total return (%)                                  14.18      9.02     18.43     10.82 1

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                0.58      0.59      0.78      0.89 2
Expense reductions reflected in above ratio        0.33      0.51      0.52      0.67 2
Ratio of net investment income to
 average net assets                                2.25      2.33      2.48      2.79 2
Portfolio turnover rate                               7        32       104        44
Net assets, end of period ($ x 1,000,000)           403       264       151        81


1  Not annualized.
2  Annualized.

46 ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                 11/1/98-   11/1/97-  11/1/96-  11/20/95-
                                                10/31/99   10/31/98   10/31/97  10/31/96
-----------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
Net asset value at beginning of period            12.11     11.71     10.51    10.00
                                                  ---------------------------------------
Income from investment operations:
    Net investment income                          0.41      0.35      0.35     0.33
    Net realized and unrealized gain
     on investments                                0.68      0.64      1.21     0.48
                                                  ---------------------------------------
    Total income from investment operations        1.09      0.99      1.56     0.81
Less distributions:
    Dividends from net investment income          (0.40)    (0.35)    (0.36)   (0.30)
    Distributions from capital gains              (0.07)    (0.24)    --       --
                                                  ---------------------------------------
    Total distributions                           (0.47)    (0.59)    (0.36)   (0.30)
                                                  ---------------------------------------
NET ASSET VALUE AT END OF PERIOD                  12.73     12.11     11.71    10.51
                                                  =======================================
Total return (%)                                   9.13      8.64     15.12     8.18 1

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                0.57      0.58      0.81     0.89 2
Expense reductions reflected in above ratio        0.35      0.64      0.84     1.16 2
Ratio of net investment income to
 average net assets                                3.28      3.26      3.40     3.49 2
Portfolio turnover rate                               8        58       104       64
Net assets, end of period ($ x 1,000,000)           167       115        41       22

1  Not annualized.
2  Annualized.

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 47

                                  [Blank page]

SCHWAB

MARKETMANAGER PORTFOLIOS(TM)

ABOUT THE PORTFOLIOS

The Schwab MarketManager Portfolios share a "MULTI-FUND" investment strategy. Each portfolio invests primarily in a COMBINATION of other actively managed funds. Each portfolio's mix of underlying funds is strategically chosen with a SPECIFIC GOAL in mind.

By using a multi-fund strategy, the portfolios can provide exposure to a VARIETY OF MUTUAL FUNDS in a single investment. This strategy may help to produce a high level of DIVERSIFICATION among securities and industries. As a result, the portfolios may reduce the risks associated with INVESTING in a single fund, fund company or investment style.

The portfolio managers ANALYZE ECONOMIC CONDITIONS to identify promising areas for investment. They review funds according to their investment objectives and policies, and use quantitative techniques to measure their past performance, volatility and expenses. The managers then choose each underlying fund by ANALYZING its investment style and gaining FIRSTHAND KNOWLEDGE of its manager.

The portfolios are designed for LONG-TERM INVESTORS. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 49

SCHWAB

MARKETMANAGER GROWTH PORTFOLIO

TICKER SYMBOL
SWOGX


THE PORTFOLIO SEEKS CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. Typically, the actual percentage is considerably higher.

The portfolio invests in stock, bond and money market funds, which the managers choose within the framework of an asset allocation strategy. Based on analysis of economic outlooks and market conditions, the managers determine whether and how much to adjust the portfolio's allocation.

Within the stock fund allocation, the portfolio managers may allocate their investment among large-cap, small-cap and international stock funds. Within the bond fund allocation, the managers allocate investments among bond funds primarily based on the maturities and credit quality of their holdings.

In choosing the underlying funds, the portfolio managers seek clearly defined investment strategies, strong performance histories and stable management, among other criteria. As of 10/31/99, the portfolio included 40 underlying funds.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.

ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation is designed to provide the growth opportunities of stock investing while tempering volatility with bond and money market funds. Over the long term, the portfolio will generally reflect its target allocation, as shown below.

The table also shows the highest and lowest allocations the portfolio could assign for each type of fund. The portfolio has the flexibility to adjust its allocations of large-cap, small-cap and international stock funds as well.

                      TARGET   ALLOCATION
                  ALLOCATION  FLEXIBILITY
-----------------------------------------
STOCK FUNDS              80%    65 - 95%
     large-cap           35%
     small-cap           20%
     international       25%
BOND FUNDS               15%     0 - 30%
MONEY MARKET FUNDS        5%     0 - 35%

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.


  ANNUAL TOTAL RETURNS (%) as of 12/31

97       98     99
-------------------
18.38  15.15  35.65

BEST QUARTER: 25.72% Q4 1999    WORST QUARTER: -11.73% Q3 1998

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                        SINCE
                                        1 YEAR       INCEPTION
----------------------------------------------------------------
 Portfolio                               35.65          22.07 1
 S&P 500(R) Index                        21.04          26.65 2
 Lehman Brothers
 Aggregate Bond Index                    -0.82           5.43 2

1  Inception: 11/18/96.
2  From 11/18/96.


50 ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETMANAGER GROWTH PORTFOLIO

     When you are investing for the long term, a portfolio that emphasizes stock investments in its asset allocation may make sense for you.

MAIN RISKS

THE STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S PARTICULAR ASSET ALLOCATION CAN HAVE AN EFFECT ON PERFORMANCE. The portfolio's neutral allocation is designed with long-term performance in mind, and does not ensure any particular type of performance over the short term. Because the risks and returns of different asset classes can vary widely over both the long term and the short term, the portfolio's performance could suffer if a particular asset class does not perform as expected.

MANY OF THE RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH STOCK FUNDS. The same factors that affect stock market performance generally affect stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. The values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.

TO THE EXTENT THAT THE PORTFOLIO INVESTS IN BOND FUNDS, A MAJOR RISK IS THAT BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE. Underlying funds that focus on bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if bonds held by the underlying funds go into default. To minimize this risk, the portfolio intends to invest in bond funds that invest primarily in investment-grade quality debt securities. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

OTHER RISK FACTORS

Because the portfolio managers have no control over the management of the underlying funds, decisions made by the underlying funds' managers could change the portfolio's effective asset allocation or hurt its performance.

For example, if managers of underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

Additionally, the portfolio may actively buy and sell underlying fund shares, which will increase its portfolio turnover rate, and increase the likelihood of capital gain distributions.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.

  FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------
                                                          None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------
 Management fees                                          0.54
 Distribution (12b-1) fees                                None
 Other expenses                                           0.39
                                                          ----
 Total annual operating expenses                          0.93

 EXPENSE REDUCTION                                       (0.43)
                                                          ----
 NET OPERATING EXPENSES*                                  0.50
                                                          ====

* Guaranteed by Schwab and the investment adviser through 2/28/01 (excluding interest, taxes, and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

  EXPENSES ON A $10,000 INVESTMENT

                    1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------
                       $51        $253        $473      $1,104

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 51

SCHWAB

MARKETMANAGER BALANCED PORTFOLIO

TICKER SYMBOL
SWOBX

THE PORTFOLIO SEEKS CAPITAL GROWTH AND INCOME.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. Typically, the actual percentage is considerably higher.

The portfolio invests in stock, bond and money market funds, which the managers choose within the framework of an asset allocation strategy. Based on analysis of economic outlooks and market conditions, the managers determine whether and how much to adjust the portfolio's allocation.

Within the stock fund allocation, the portfolio managers may allocate their investment among large-cap, small-cap and international stock funds. Within the bond fund allocation, the managers allocate investments among bond funds primarily based on the maturities and credit quality of their holdings.

In choosing the underlying funds, the portfolio managers seek clearly defined investment strategies, strong performance histories and stable management, among other criteria. As of 10/31/99, the portfolio included 37 underlying funds.

     The performance information below shows you how performance has varied from year to year and how it averages out over time.

ASSET ALLOCATION AMONG FUNDS

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bond and money market funds. Over the long term, the portfolio will generally reflect its target allocation, as shown below.

The table also shows the highest and lowest allocations the portfolio could assign for each type of fund. The portfolio has the flexibility to adjust its allocations of large-cap, small-cap and international stock funds as well.

                        TARGET   ALLOCATION
                    ALLOCATION  FLEXIBILITY
-------------------------------------------
STOCK FUNDS              60%    50 - 70%
     large-cap           30%
     small-cap           15%
     international       15%

BOND FUNDS               35%    25 - 45%

MONEY MARKET FUNDS        5%     0 - 25%

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.


  ANNUAL TOTAL RETURNS (%) as of 12/31

  97    98     99
-------------------
18.51  13.59  25.77

 BEST QUARTER: 18.58% Q4 1999    WORST QUARTER: -8.16% Q3 1998

  AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                        SINCE
                                        1 YEAR       INCEPTION
--------------------------------------------------------------
 Portfolio                               25.77          17.96 1
 S&P 500(R)Index                         21.04          26.65 2
 Lehman Brothers
 Aggregate Bond Index                    -0.82           5.43 2

1  Inception: 11/18/96.
2  From 11/18/96.


52 ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETMANAGER BALANCED PORTFOLIO

         Long-term investors seeking a blend of growth and income investments may want to consider this portfolio.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S PARTICULAR ASSET ALLOCATION CAN HAVE A SIGNIFICANT EFFECT ON PERFORMANCE. The portfolio's neutral allocation is designed with long-term performance in mind, and does not ensure any particular type of performance over the short term. Because the risks and returns of different asset classes can vary widely over both the long term and the short term, the portfolio's performance could suffer if a particular asset class does not perform as expected.

TO THE EXTENT THAT THE PORTFOLIO HAS EXPOSURE TO A GIVEN TYPE OF MUTUAL FUND, IT TAKES ON THE ASSOCIATED RISKS. The same factors that affect stock market performance generally affect stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. The values of certain types of stocks, such as small-cap stocks or international stocks, may fluctuate more widely in price than others.

WITH BOND FUNDS, ONE MAJOR RISK IS THAT BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE. Underlying funds that focus on bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if bonds held by its underlying funds go into default. Economic conditions can cause bond markets to fall in anticipation of greater risk of default, in which case funds that emphasize lower-quality bonds could suffer disproportionate losses. To minimize this risk, the portfolio intends to invest primarily in bond funds that invest primarily in investment-grade quality debt securities. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

OTHER RISK FACTORS

Because the portfolio managers have no control over the management of the underlying funds, decisions made by the underlying funds' managers could change the portfolio's effective asset allocation or hurt its performance.

For example, if managers of underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

Additionally, the portfolio may actively buy and sell underlying fund shares, which will increase its portfolio turnover rate, and increase the likelihood of capital gain distributions.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.

  FEE TABLE (%)

 SHAREHOLDER FEES
--------------------------------------------------------------
                                                          None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------
 Management fees                                          0.54
 Distribution (12b-1) fees                                None
 Other expenses                                           0.41
                                                          ----
 Total annual operating expenses                          0.95

 EXPENSE REDUCTION                                       (0.45)
                                                          ----
 NET OPERATING EXPENSES*                                  0.50
                                                          ====

* Guaranteed by Schwab and the investment adviser through 2/28/01 (excluding interest, taxes, and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

  EXPENSES ON A $10,000 INVESTMENT

                    1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------
                       $51        $258        $482      $1,125

                                       ASSET ALLOCATION/MULTI-FUND PORTFOLIOS 53

SCHWAB

MARKETMANAGER SMALL CAP PORTFOLIO

TICKER SYMBOL
SWOSX

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. The fund also has a policy of investing at least 65% of total assets in small-cap stock funds. Typically, the actual percentages for both policies are considerably higher.

The portfolio managers regularly review the small-cap segment of the market to identify sectors or industries that offer the greatest potential for growth. The managers then screen the universe of small-cap funds based on a combination of quantitative measures-past performance, volatility, expenses-and qualitative evaluations of their investment objectives, management teams and current holdings.

The portfolio managers meet frequently with the management teams of those small-cap funds that satisfy the screening criteria in order to gain a more complete understanding of their investment styles and strategies. In choosing the underlying funds, the portfolio managers seek clearly defined investment strategies, strong performance histories and stable management, among other criteria. As of 10/31/99, the portfolio included 24 underlying funds.

Because the small-cap market can be volatile, the portfolio managers monitor and adjust the portfolio as necessary. In so doing, they seek to anticipate upcoming markets as well as respond to current conditions.

SMALL-CAP STOCKS AND CAPITAL GROWTH

Small-cap companies are those whose market capitalization places them at the smaller end of the spectrum of publicly traded companies.

There are thousands of small-cap companies, which historically have made up approximately 20% of the total U.S. market capitalization. These companies are found in every industry, although they tend to be concentrated in high-growth sectors such as technology.

Over the past 70 years, stocks of these companies have offered high long-term growth rates. At the same time, they have often been more volatile than large-cap stocks, sometimes suffering deep slumps and at other times enjoying high market enthusiasm.

     The performance information below shows you how the fund's performance compares to that of an index, which varies over time.

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and the index does not include any costs of investment.


  ANNUAL TOTAL RETURNS (%) as of 12/31

98      99
-----------
0.61  37.88

 BEST QUARTER: 24.78% Q4 1999    WORST QUARTER: -18.97% Q3 1998

  AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                        SINCE
                                        1 YEAR       INCEPTION
--------------------------------------------------------------
 Portfolio                               37.88           14.77 1
 Russell 2000(R)Index                    21.26            6.88 2

1  Inception: 9/16/97.
2  From 9/16/97.


54 ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETMANAGER SMALL CAP PORTFOLIO


        For the long-term investor, a small-cap stock investment can be important because of the exposure it provides to a different segment of the stock market.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE MAIN RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH SMALL-CAP STOCK FUNDS. The same factors that affect stock market performance generally affect all stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may affect stock prices in one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

HISTORICALLY, SMALL-CAP STOCK FUNDS HAVE BEEN RISKIER THAN FUNDS THAT FOCUS ON LARGE- AND MID-CAP STOCKS. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. In addition, during any period when small-cap stock funds perform less well than funds that focus on other types of stock or other types of investments -- bonds, for instance -- the portfolio's performance also will lag these investments.


OTHER RISK FACTORS


Because the portfolio managers have no control over the management of the underlying funds, decisions made by the underlying funds' managers could change the portfolio's investment profile or hurt its performance.

For example, if managers of underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

Additionally, the portfolio may actively buy and sell underlying fund shares, which will increase its portfolio turnover rate, and increase the likelihood of capital gain distributions.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None
 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
 Management fees                                                         0.54
 Distribution (12b-1) fees                                               None
 Other expenses                                                          0.47
                                                                        ------
 Total annual operating expenses                                         1.01

 EXPENSE REDUCTION                                                      (0.51)
                                                                        ------
 NET OPERATING EXPENSES*                                                 0.50
                                                                        ======

* Guaranteed by Schwab and the investment adviser through 2/28/01 (excluding interest, taxes, and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                          1 YEAR        3 YEARS       5 YEARS        10 YEARS
-------------------------------------------------------------------------------
                           $51            $271          $508          $1,190


                                  ASSET ALLOCATION/MULTI-FUND PORTFOLIOS      55

SCHWAB


MARKETMANAGER INTERNATIONAL PORTFOLIO

TICKER SYMBOL
SWOIX

THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION.


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. The fund also has a policy of investing at least 65% of total assets in international stock funds. Typically, the actual percentages for both policies are considerably higher.

The portfolio managers analyze global economic trends to target regions and countries that offer the greatest potential for growth. Based on their findings, they develop a country-by-country allocation that focuses typically on developed markets but also may include emerging markets. The managers then screen the universe of international stock funds based on a combination of quantitative measures-past performance, volatility, expenses-and qualitative evaluations of their investment objectives, country weightings, sector diversification, management teams and current holdings.

The portfolio managers meet frequently with the management teams of those international stock funds that satisfy the screening criteria in order to gain a more complete understanding of their investment styles and strategies. In choosing the underlying funds, the portfolio managers seek clearly defined investment strategies, strong performance histories and stable management, among other criteria. As of 10/31/99, the portfolio included 23 underlying funds.

Because international markets can be volatile, the portfolio managers monitor and adjust the portfolio as necessary. In so doing, they seek to anticipate upcoming markets as well as respond to current conditions.


INTERNATIONAL STOCK FUNDS


Approximately two-thirds of the world's market opportunities lie outside the United States. These include developed countries whose securities markets are established and whose economies are industrialized, as well as emerging markets, where industrialization and securities markets are in the process of developing.

With so many opportunities available, it is difficult for any one mutual fund to maintain expertise in all industries and regions. The multi-fund approach offers a potential solution by allowing portfolio managers to assemble a combination of underlying funds whose strengths lie in different areas.


     The performance information below shows you how performance has varied from year to year and how it averages out over time.


PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and the index does not include any costs of investment.


ANNUAL TOTAL RETURNS (%) as of 12/31


97                6.81
98               13.29
99               74.82

BEST QUARTER: 41.67% Q4 1999    WORST QUARTER:-16.35% Q3 1998


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/99

                                                                       SINCE
                                                1 YEAR               INCEPTION
-------------------------------------------------------------------------------
 Portfolio                                      74.82                 27.50 1
 MSCI EAFE(R) Index                             26.96                 14.86 2

1  Inception: 10/16/96.
2  From 10/16/96.


56     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

SCHWAB MARKETMANAGER INTERNATIONAL PORTFOLIO

     International stock funds offer access to many foreign markets that can be difficult for individual investors to reach.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE MAIN RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH INTERNATIONAL STOCK FUNDS. The same factors that affect stock market performance generally affect all stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may affect stock prices in one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

INTERNATIONAL STOCK FUNDS CARRY ADDITIONAL RISKS. Changes in currency exchange rates can erode market gains or widen market losses for the underlying funds. International markets-even those that are well established-are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. These risks are more significant in emerging markets, where governments may be less stable, markets less liquid and economies less highly industrialized. In addition, during any period when international stock funds perform less well than funds that focus on other types of stocks or other types of investments -- bonds, for instance --the portfolio's performance also will lag these investments.

OTHER RISK FACTORS

Because the portfolio managers have no control over the management of the underlying funds, decisions made by the underlying funds' managers could change the portfolio's investment profile or hurt its performance.

For example, if managers of underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, such as certain foreign currency transactions, the portfolio's performance could be affected.

Additionally, the portfolio may actively buy and sell underlying fund shares, which will increase its portfolio turnover rate, and increase the likelihood of capital gain distributions.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 180 days of buying them
and paid directly to the fund.*                                         1.50

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                         0.54
Distribution (12b-1) fees                                               None
Other expenses                                                          0.43
                                                                       ------
Total annual operating expenses                                         0.97

EXPENSE REDUCTION                                                      (0.47)
                                                                       ------
NET OPERATING EXPENSES**                                                0.50
                                                                       ======

*  This fee does not apply to shares purchased before 5/1/00.

** Guaranteed by Schwab and the investment adviser through 2/28/01 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT

                       1 YEAR        3 YEARS       5 YEARS         10 YEARS
-------------------------------------------------------------------------------
                         $51           $262          $490           $1,147


                                  ASSET ALLOCATION/MULTI-FUND PORTFOLIOS      57

FINANCIAL HIGHLIGHTS

SCHWAB MARKETMANAGER GROWTH PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                              11/1/98 -   11/1/97 -   11/18/96 -
                                              10/31/99    10/31/98    10/31/97
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          11.43      11.60       10.00
                                              ----------------------------------
Income from investment operations:
    Net investment income                        0.16       0.32        0.08
    Net realized and unrealized gain
     on investments                              2.91       0.11        1.66
                                              ----------------------------------
    Total income from investment operations      3.07       0.43        1.74
Less distributions:
    Dividends from net investment income        (0.16)     (0.29)      (0.14)
    Dividends in excess of net investment
    income                                      (0.05)        --          --
    Distributions from capital gains            (0.23)     (0.31)         --
                                              ----------------------------------
    Total distributions                         (0.44)     (0.60)      (0.14)
                                              ----------------------------------
NET ASSET VALUE AT END OF PERIOD                14.06      11.43       11.60
                                              ==================================
Total return (%)                                27.38       3.87       17.60 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                              0.50       0.50        0.50 2
Expense reductions reflected in above ratio      0.43       0.67        0.77 2
Ratio of net investment income to
 average net assets                              1.23       2.66        2.07 2
Portfolio turnover rate                           284        384         192
Net assets, end of period ($ x 1,000,000)         181        152         124


1 Not annualized.

2 Annualized.


58     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

SCHWAB MARKETMANAGER BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                               11/1/98 -  11/1/97 -   11/18/96 -
                                               10/31/99   10/31/98    10/31/97
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          11.36       11.38      10.00
                                               ---------------------------------
Income from investment operations:
    Net investment income                        0.27        0.36       0.17
    Net realized and unrealized gain
     on investments                              2.11        0.18       1.34
                                               ---------------------------------
    Total income from investment operations      2.38        0.54       1.51
Less distributions:
    Dividends from net investment income        (0.28)      (0.34)     (0.13)
    Dividends in excess of net investment
    income                                      (0.02)         --         --
    Distributions from capital gains               --       (0.22)        --
                                               ---------------------------------
    Total distributions                         (0.30)      (0.56)     (0.13)
                                               ---------------------------------
NET ASSET VALUE AT END OF PERIOD                13.44       11.36      11.38
                                               =================================
Total return (%)                                21.28        4.89      15.27 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                              0.50        0.50       0.50 2
Expense reductions reflected in above ratio      0.45        0.69       0.95 2
Ratio of net investment income to
 average net assets                              2.20        3.21       3.03 2
Portfolio turnover rate                           244         353        171
Net assets, end of period ($ x 1,000,000)         122          93         61


1 Not annualized.
2 Annualized.

                                  ASSET ALLOCATION/MULTI-FUND PORTFOLIOS      59

FINANCIAL HIGHLIGHTS

SCHWAB MARKETMANAGER SMALL CAP PORTFOLIO

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                              11/1/98 -   11/1/97 -    9/16/97 -
                                              10/31/99    10/31/98    10/31/97
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          8.51        9.93       10.00
                                              ----------------------------------
Income from investment operations:
    Net investment income                       0.24        0.21        0.02
    Net realized and unrealized gain (loss)
     on investments                             2.34       (1.36)      (0.09)
                                              ----------------------------------
    Total income (loss) from investment
    operations                                  2.58       (1.15)      (0.07)
Less distributions:
    Dividends from net investment income       (0.05)      (0.21)         --
    Dividends in excess of net investment
    income                                        --       (0.03)         --
    Distributions from capital gains              --       (0.03)         --
                                              ----------------------------------
    Total distributions                        (0.05)      (0.27)         --
                                              ----------------------------------
NET ASSET VALUE AT END OF PERIOD               11.04        8.51        9.93
                                              ==================================
Total return (%)                               30.38      (11.84)      (0.70) 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                             0.50        0.50        0.50 2
Expense reductions reflected in above ratio     0.51        0.69        0.75 2
Ratio of net investment income to
 average net assets                             2.23        2.65        1.29 2
Portfolio turnover rate                          145         166          10
Net assets, end of period ($ x 1,000,000)        123         129         207


1 Not annualized.
2 Annualized.


60     ASSET ALLOCATION/MULTI-FUND PORTFOLIOS

FINANCIAL HIGHLIGHTS

SCHWAB MARKETMANAGER INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                11/1/98 -     11/1/97 -    11/1/96 -     10/16/96 -
                                               10/31/99      10/31/98     10/31/97       10/31/96
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period           10.58         10.86         9.91          10.00
                                               -----------------------------------------------------
Income from investment operations:
    Net investment income                         0.11          0.34         0.17             --
    Net realized and unrealized gain (loss)
     on investments                               4.28          0.02         0.95          (0.09)
                                               -----------------------------------------------------
    Total income (loss) from investment
    operations                                    4.39          0.36         1.12          (0.09)
Less distributions:
    Dividends from net investment income         (0.11)        (0.33)       (0.17)           --
    Dividends in excess of net investment
    income                                       (0.02)        (0.01)          --            --
    Distributions from capital gains                --         (0.30)          --            --
                                               -----------------------------------------------------
    Total distributions                          (0.13)        (0.64)       (0.17)           --
                                               -----------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                 14.84         10.58        10.86          9.91
                                               =====================================================
Total return (%)                                 41.92          3.55        11.47         (0.90) 1

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                               0.50          0.50         0.50          0.50  2
Expense reductions reflected in above ratio       0.47          0.70         0.80          2.91  2
Ratio of net investment income to
 average net assets                               0.94          2.96         1.40          0.52  2
Portfolio turnover rate                            249           236          179            --
Net assets, end of period ($ x 1,000,000)          104            74           81            59


1 Not annualized.
2 Annualized.


                              ASSET ALLOCATION/MULTI-FUND PORTFOLIOS         61

                                  [Blank page]

SCHWAB

BOND INDEX FUNDS

ABOUT THE FUNDS

The Schwab Bond Index Funds share the same basic INVESTMENT STRATEGY: They are designed to track the price and yield performance of a bond index. Each fund tracks a different index.

This strategy distinguishes an index fund from an "actively managed" fund. Instead of choosing investments based on judgments about future market or interest rate movements, a portfolio manager LOOKS TO AN INDEX to determine which securities the fund should own.

By investing in bonds, the funds seek to provide CURRENT INCOME to shareholders. Each fund also seeks to lower risk by DIVERSIFYING BROADLY across the various sectors of the bond market represented in its index.

The funds are designed FOR LONG-TERM INVESTING. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                                                           BOND FUNDS        63

SCHWAB

SHORT-TERM BOND MARKET INDEX FUND

TICKER SYMBOL
SWBDX

THE FUND SEEKS CURRENT INCOME BY TRACKING THE PERFORMANCE OF THE LEHMAN BROTHERS MUTUAL FUND SHORT (1 - 5 YEAR) GOVERNMENT/CORPORATE BOND INDEX.


INDEX

THE LEHMAN BROTHERS MUTUAL FUND SHORT (1 - 5 YEAR) GOVERNMENT/CORPORATE BOND INDEX INCLUDES INVESTMENT-GRADE GOVERNMENT AND CORPORATE BONDS that are denominated in U.S. dollars and have maturities of one to five years. Investment-grade securities are rated in the four highest credit rating categories (AAA-BBB-). Bonds are represented in the index in proportion to their market value.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN BONDS THAT ARE INCLUDED IN THE INDEX. The fund normally invests at least 65% of total assets in these securities, and typically far more. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund.

Because it would be impractical to invest in every bond in the index, the fund uses quantitative techniques to assemble a portfolio whose performance is expected to track that of the index. The fund seeks to remain close to the index in its dollar-weighted average maturity.

Like many index funds, the fund may enter into swap agreements, in which one security is exchanged for another, and may invest in futures contracts and lend securities. The fund would use these securities and techniques in seeking to enhance total return and minimize the gap between its performance and that of the index. However, because of fund expenses, the fund's performance normally is somewhat below that of the index.

SHORT-TERM BONDS

As a bond approaches maturity, its market value typically approaches its par value (the amount a bondholder receives when the bond matures). Because of this, short-term bond prices typically do not react as strongly to interest rate changes.

In exchange for this lower volatility, short-term bonds typically (though not always) offer lower yields than longer term bonds.
The index focuses on three bond market sectors, in this proportion:

BOND TYPE
-------------------------------------------------------------------------------
U.S. government                                                         75.7%

U.S. corporate                                                          19.1%

Dollar-denominated foreign issues                                        5.2%

The index has approximately 1,804 bonds and a dollar-weighted average maturity of 2.78 years. (All figures as of 8/31/1999).

     The performance information below shows you how the fund's performance compares to its index, which varies over time.

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

The fund adopted its current goal and strategies on 11/1/1997; performance before that time may have been different had its current goal and strategy been in place.

ANNUAL TOTAL RETURNS (%) as of 12/31


92                      6.08
93                      7.84
94                     -2.82
95                     10.90
96                      4.00
97                      6.88
98                      6.96

 BEST QUARTER: 4.32% Q3 1992     WORST QUARTER: -2.09% Q1 1994
 YEAR-TO-DATE PERFORMANCE AS OF 9/30/1999: 1.24%

  AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/1998

                                                                        SINCE
                               1 YEAR            5 YEARS              INCEPTION
 -------------------------------------------------------------------------------
 Fund                            6.96              5.08                 6.04 1
 Lehman Brothers Short
 Government/Corporate
 Bond Index                      7.63              6.23                 6.72 2

1  Inception: 11/5/1991.
2  From: 11/5/1991.


64     BOND FUNDS

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

     Investors who are seeking a diversified source of current income and want potentially lower volatility and lower returns, compared to a long-term fund, may want to consider this fund.


MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE SHORT-TERM BOND MARKET, AS MEASURED BY THE INDEX. The fund is designed to follow the index during upturns as well as downturns. Because of its indexing strategy, the fund will not take steps to reduce market exposure or to lessen the effects of a declining market.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's short average maturity is designed to reduce this risk, but will not eliminate it. A fall in interest rates could hurt the fund as well, by lowering its yield. This is because issuers tend to pay off their bonds when interest rates fall, often forcing the fund to reinvest in lower-yielding securities.

DIFFERENT TYPES OF BONDS CARRY DIFFERENT TYPES OF RISKS. To the extent that the fund is exposed to a given sector of the bond market, it takes on the risks of that sector. Prices of foreign bonds may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from lack of reliable issuer information to the risk of political upheaval. Although the risk of default is generally considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its bond investments, its other investment strategies also involve risks.

For example, the fund's use of quantitative techniques may increase the gap between the performance of the fund and that of the index.

Futures contracts, which the fund uses to gain exposure to bonds for its cash balances, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. The fund's loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

The fund also could lose money if a swap agreement doesn't perform as expected or if the counterparty to a swap agreement fails to honor the agreement.

Additionally, the fund may have a relatively high portfolio turnover rate, which could increase transaction costs and the likelihood of capital gain distributions.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.

FEE TABLE (%)

SHAREHOLDER FEES
-------------------------------------------------------------------------------
                                                                      None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
Management fees                                                       0.30
Distribution (12b-1) fees                                             None
Other expenses                                                        0.36
                                                                     ------
Total annual operating expenses                                       0.66

EXPENSE REDUCTION                                                    (0.31)
                                                                     ------
NET OPERATING EXPENSES*                                              0.35
                                                                     ======

*  Guaranteed by Schwab and the investment adviser through 10/31/2000.

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                       1 YEAR         3 YEARS        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
                         $67            $211           $368            $822


                                                             BOND FUNDS       65

SCHWAB

SCHWAB TOTAL BOND MARKET INDEX FUND

TICKER SYMBOL
SWLBX


THE FUND SEEKS CURRENT INCOME BY TRACKING THE PERFORMANCE OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX.


INDEX

THE LEHMAN BROTHERS AGGREGATE BOND INDEX INCLUDES INVESTMENT-GRADE GOVERNMENT, CORPORATE, MORTGAGE-, COMMERCIAL MORTGAGE- AND ASSET-BACKED BONDS that are denominated in U.S. dollars and have maturities longer than one year. Investment-grade securities are rated in the four highest rating categories (AAA-BBB-). Bonds are represented in the index in proportion to their market value.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN BONDS THAT ARE INCLUDED IN THE INDEX. The fund normally invests at least 65% of total assets in these securities. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund.

Because it would be impractical to invest in every bond in the index, the fund uses quantitative techniques to assemble a portfolio whose performance is expected to track that of the index. The fund seeks to remain close to the index in its dollar-weighted average maturity.

Like many index funds, the fund may enter into swap agreements, in which the payments or investment performance of one security or asset is exchanged for another. The fund also may invest in mortgage dollar rolls, which involve the fund selling mortgage-backed securities and simultaneously agreeing to later repurchase nearly identical securities at a stated price. In addition, the fund may invest in futures contracts and lend securities in seeking to enhance total return and minimize the gap between its performance and that of the index. However, because of fund expenses, the fund's performance normally is somewhat below that of the index.


THE BOND MARKET


The fund's index focuses on five main sectors of the bond market, in this proportion:

BOND TYPE
-------------------------------------------------------------------------------
U.S. government                                                      43.0%

Mortgage-backed                                                      33.7%

U.S. corporate                                                       16.4%

Dollar-denominated foreign issues                                     4.5%

Asset-backed                                                          1.2%

Commercial MBS                                                        1.2%

The index has approximately 5,392 bonds and a dollar-weighted average maturity of 9.03 years. (All figures as of 8/31/1999).

By investing in longer term bonds, the fund seeks to earn higher yields over time than the Schwab Short-Term Bond Market Index Fund, although with more share price volatility than that fund.


     The performance information below shows you how the fund's performance compares to its index, which varies over time.


PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

The fund adopted its current goal and strategies on 11/1/1997; performance before that time may have been different had its current goal and strategy been in place.


ANNUAL TOTAL RETURNS (%) as of 12/31


94                      -5.74
95                      22.47
96                       1.06
97                       9.98
98                       8.41

BEST QUARTER: 6.79% Q2 1995     WORST QUARTER: -4.83% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/1999: -0.99%


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/1998

                                                                     SINCE
                               1 YEAR          5 YEARS             INCEPTION
-------------------------------------------------------------------------------
Fund                            8.41             6.82                7.13 1
Lehman Brothers
Aggregate Bond Index            8.69             7.27                7.13 2


1  Inception: 3/5/1993.
2  From: 3/5/1993.


66     BOND FUNDS

SCHWAB TOTAL BOND MARKET INDEX FUND

     This fund is designed for investors seeking to fill the fixed income component to their asset allocation plan, and who can accept higher risk in exchange for potentially higher long-term returns compared to a short-term fund.

MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE BOND MARKET, AS MEASURED BY THE INDEX. The fund is designed to follow the index during upturns as well as downturns. Because of its indexing strategy, the fund will not take steps to reduce market exposure or to lessen the effects of a declining market.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The longer the fund's dollar-weighted average maturity, the more sensitive to interest rate movements its share price is likely to be. When interest rates fall, issuers tend to pay off their bonds, which may force the fund to reinvest in lower-yielding securities.

DIFFERENT TYPES OF BONDS CARRY DIFFERENT TYPES OF RISKS. To the extent that the fund is exposed to a given sector of the bond market, it takes on the risks of that sector. With certain mortgage- and asset-backed bonds, a primary risk is the possibility that the bonds may be paid off earlier or later than expected. Either situation could hurt the fund's yield or share price. Prices of foreign bonds may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from lack of reliable issuer information to the risk of political upheaval. Although the risk of default is generally considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

OTHER RISK FACTORS

Although the fund's main risks are those associated with its bond investments, its other investment strategies also involve risks.

For example, the fund's use of quantitative techniques may increase the gap between the performance of the fund and that of the index.

Futures contracts, which the fund uses to gain exposure to bonds for its cash balances, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. The fund's loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

The fund also could lose money if a swap agreement doesn't perform as expected or if the counterparty to a swap agreement fails to honor the agreement. The fund's mortgage dollar rolls could lose money if the price of the mortgage-backed securities falls below the agreed repurchase price, or if the counterparty is unable to honor the agreement.

Additionally, the fund may have a relatively high portfolio turnover rate, which could increase transaction costs and the likelihood of capital gain distributions.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.


FEE TABLE (%)

SHAREHOLDER FEES
-------------------------------------------------------------------------------
                                                                      None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
 Management fees                                                      0.30
 Distribution (12b-1) fees                                            None
 Other expenses                                                       0.33
                                                                     ------
 Total annual operating expenses                                      0.63

 EXPENSE REDUCTION                                                   (0.28)
                                                                     ------
 NET OPERATING EXPENSES*                                              0.35
                                                                     ======

*  Guaranteed by Schwab and the investment adviser through 10/31/2000.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                          1 YEAR         3 YEARS        5 YEARS         10 YEARS
-------------------------------------------------------------------------------
                            $64            $202           $351            $786


                                                               BOND FUNDS     67

FINANCIAL HIGHLIGHTS

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

Fiscal periods ended 8/31                           1999        1998        1997        1996         1995

PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              9.90        9.74        9.67        9.84        9.81
                                                   -------------------------------------------------------
Income from investment operations:
    Net investment income                           0.50        0.56        0.59        0.59        0.59
    Net realized and unrealized gain (loss)
     on investments                                (0.24)       0.17        0.07       (0.17)       0.03
                                                   -------------------------------------------------------
    Total income from investment operations         0.26        0.73        0.66        0.42        0.62
Less distributions:
    Dividends from net investment income           (0.50)      (0.57)      (0.59)      (0.59)      (0.59)
                                                   -------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                    9.66        9.90        9.74        9.67        9.84
                                                   =======================================================
Total return (%)                                    2.66        7.64        6.96        4.39        6.61

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                 0.35        0.46        0.49        0.49        0.58
Expense reductions reflected in above ratio         0.42        0.39        0.33        0.31        0.23
Ratio of net investment income to
 average net assets                                 5.11        5.58        6.02        6.03        6.11
Portfolio turnover rate                              195         128          71          80         203
Net assets, end of period ($ x 1,000,000)            218         157         127         134         157


68     BOND FUNDS

FINANCIAL HIGHLIGHTS

SCHWAB TOTAL BOND MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

Fiscal periods ended 8/31                           1999        1998        1997        1996        1995

PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             10.18         9.75       9.38        9.80        9.33
                                                  ---------------------------------------------------------
Income from investment operations:
    Net investment income                           0.55         0.60       0.65        0.65        0.69
    Net realized and unrealized gain (loss)
     on investments                                (0.53)        0.43       0.37       (0.42)       0.47
                                                  ---------------------------------------------------------
    Total income from investment operations         0.02         1.03       1.02        0.23        1.16
Less distributions:
    Dividends from net investment income           (0.55)       (0.60)     (0.65)      (0.65)      (0.69)
    Distributions from net realized gain
     on investments                                (0.07)          --         --          --          --
                                                  ---------------------------------------------------------
    Total distributions                            (0.62)       (0.60)     (0.65)      (0.65)      (0.69)
NET ASSET VALUE AT END OF PERIOD                    9.58        10.18       9.75        9.38        9.80
                                                  =========================================================
Total return (%)                                    0.14        10.83      11.18        2.29       13.03


RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                 0.35         0.31       0.20         --          --
Expense reductions reflected in above ratio         0.39         0.51       0.98       1.17        1.18
Ratio of net investment income to
 average net assets                                 5.55         5.86       6.74       6.67        7.38
Portfolio turnover rate                              174          285         51         66         240
Net assets, end of period ($ x 1,000,000)            480          294         25         23          13


                                                              BOND FUNDS      69

                                  [Blank Page]

SCHWAB

YIELDPLUS FUND(TM)



                                                               BOND FUNDS     71

SCHWAB

YIELDPLUS FUND(TM)

TICKER SYMBOLS

INVESTOR SHARES      SWYPX
SELECT SHARES(R)     SWYSX


THE FUND SEEKS HIGH CURRENT INCOME WITH MINIMAL CHANGES IN SHARE PRICE.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN INVESTMENT-GRADE (HIGH AND CERTAIN MEDIUM QUALITY) BONDS. These may include fixed-, variable- or floating-rate corporate, mortgage-backed and asset-backed debt securities from U.S. and foreign issuers.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity policies. To help maintain a very high degree of share price stability and preserve investors' capital, the fund seeks to keep the average effective maturity of its overall portfolio at one year or less. However, in seeking to enhance its potential yields, the fund may invest in bonds with effective or final maturities of any length and may invest up to 25% of assets in lower quality bonds (sometimes called junk bonds) that are rated as low as BB or Ba by at least one nationally recognized rating service or are the unrated equivalent.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average effective maturity based on actual or anticipated changes in interest rates or credit quality. In the event a portfolio security was downgraded below B, the manager would promptly sell the security. The manager also may use risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to reduce share price volatility increase income and otherwise manage the fund's exposure to investment risks.

The fund's investment strategy is designed to offer the potential for somewhat higher yields than a money market fund, although unlike a money market fund, its share price will fluctuate. In exchange for seeking minimal fluctuation in share price, the fund may offer lower long-term performance than stock investments or certain other bond investments.

RISK MANAGEMENT


The fund may use a variety of techniques to manage risk and increase income. Certain types of derivatives (investments whose value is based on one or more securities, rates or indices) can be cost-effective risk management tools.

For example, the fund may buy and sell futures contracts to manage interest rate changes. By doing this, the fund has the potential to reduce the share price volatility that tends to be a characteristic of bond funds.

These investments such as swap agreements may produce additional income for the fund.

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 93.


72     BOND FUNDS

SCHWAB YIELDPLUS FUND(TM)

    Investors with investment horizons of one year or more who are seeking an alternative to a money fund or other fixed-income fund may want to consider this fund.

MAIN RISKS

INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also may be low. Changes in interest rates also may affect the fund's share price: a sharp rise in interest rates could cause the fund's share price to fall. This risk is greater when the fund holds bonds with longer maturities.

THE FUND IS NOT A MONEY MARKET FUND OR A BANK DEPOSIT. Its shares are not insured or guaranteed. Because the fund's share price may move up and down, the value of your investment in the fund will fluctuate, which means you could lose money.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default is generally considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. This risk is greater with lower-quality bonds.

SOME INVESTMENTS CARRY ADDITIONAL RISKS. To the extent that the manager decides to invest in foreign or lower quality bonds, the fund takes on a greater exposure to certain risks. Prices of foreign bonds may be more volatile than those of comparable bonds from U.S. issuers, for reasons ranging from lack of reliable issuer information to the risk of political upheaval. Prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about an issuer, an industry or the overall economy. With certain mortgage- and asset-backed bonds, a primary risk is the possibility that the bonds may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund's yield or share price.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

OTHER MAIN RISK FACTORS

While the fund intends to use techniques to manage risk and increase income, they could hurt the fund's performance if they don't perform as expected.

For example, if the fund uses a technique involving a derivative, such as a futures contract, for the purpose of offsetting price changes in the fund's portfolio, but the technique does not precisely offset the price changes, the fund's share price could fall. The fund's performance also could be hurt if the counterparty to a derivative did not honor its contractual obligations to the fund.

The cost of derivatives may have the effect of increasing fund expenses. While the decision to use or not use a given risk management technique depends on market conditions, these costs could at times outweigh the benefits the fund realizes from these techniques.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are one-time expenses charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


FEE TABLE (%)

                                                      INVESTOR         SELECT
                                                       SHARES         SHARES(R)
-------------------------------------------------------------------------------
SHAREHOLDER FEES (% OF TRANSACTION AMOUNT)
-------------------------------------------------------------------------------
Redemption fee, charged only on shares
you sell within 90 days of buying them                  0.25            0.25

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fees                                         0.35            0.35
Distribution (12b-1) fees                               None            None
Other expenses*                                         0.39            0.24
                                                        ------------------------
Total annual operating expenses                         0.74            0.59

EXPENSE REDUCTION                                       0.19            0.19
                                                        ------------------------
NET OPERATING EXPENSES**                                0.55            0.40
                                                        ========================

*   Based on estimated expenses for the current fiscal year.
**  Guaranteed by Schwab and the investment adviser through 10/31/2000.


Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

ESTIMATED EXPENSES ON A $10,000 INVESTMENT


                                                      1 YEAR         3 YEARS
-------------------------------------------------------------------------------
Investor Shares                                        $59             $221
Select Shares                                          $44             $173


                                                               BOND FUNDS     73

                                  [Blank Page]

SCHWAB

TAX-FREE BOND FUNDS


ABOUT THE FUNDS

The Schwab Tax-Free Bond Funds seek to provide HIGH CURRENT INCOME free from federal income tax. Each fund has the same investment goal, but uses a DIFFERENT STRATEGY.

Because these funds invest in municipal bonds, their dividends generally are free from federal income tax. Each fund also seeks to lower risk by investing across different sectors of the INVESTMENT-GRADE municipal bond market.

The funds are designed for LONG-TERM INVESTING. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                                                                   BOND FUNDS 75

SCHWAB


SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

TICKER SYMBOL
SWITX

THE FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH CAPITAL PRESERVATION.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES -- THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (AAA-BBB-). The fund normally invests at least 80% of total assets in these securities, and typically far more. Interest from these securities is free from federal income tax and federal alternative minimum tax. To help preserve investors' capital, the fund seeks to keep the average maturity of its overall portfolio between two and five years.

The fund may invest in fixed-, variable- or floating-rate securities from state issuers around the country and from municipal agencies, U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of total assets in municipal securities financing similar projects, and may also invest in municipal notes. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and average maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest in taxable securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


SHORTER MATURITIES

As a bond approaches maturity, its market value typically moves closer to its par value (the amount of the bond's principal value, which a bondholder receives when the bond matures).

Investing in short- and intermediate-term bonds is a common strategy for reducing price volatility and other risks. In exchange for these lower risks, short- and intermediate-term bonds typically (though not always) offer lower yields than longer term bonds.

     The performance information below shows you how the fund's performance compares to its index, which varies over time.


PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31

94                        -1.12
95                         9.28
96                         3.54
97                         5.17
98                         4.78

 BEST QUARTER: 3.00% Q1 1995     WORST QUARTER: -2.33% Q1 1994
 YEAR-TO-DATE PERFORMANCE AS OF 9/30/1999: 0.53%


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/1998
-------------------------------------------------------------------------------
                                                            SINCE
                             1 YEAR         5 YEARS       INCEPTION
-------------------------------------------------------------------------------
 Fund                         4.78           4.28           4.57 1

 Lehman Brothers
 Three-Year
 Municipal Bond Index         5.20           4.91           4.92 2

1 Inception: 4/21/1993.
2 From: 4/21/1993.


76 BOND FUNDS

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND


MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's short-to-intermediate maturity is designed to reduce this risk, but will not eliminate it. A fall in interest rates could hurt the fund as well, by lowering its yield. This is because issuers tend to pay off their bonds when interest rates fall, often forcing the fund to reinvest in lower-yielding securities.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely with investment-grade municipal securities, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The fund's emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund's investments may have greater risks than securities in taxable bond funds.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

IF CERTAIN TYPES OF INVESTMENTS THE FUND BUYS AS TAX EXEMPT ARE LATER RULED TO BE TAXABLE, A PORTION OF THE FUND'S INCOME COULD BE TAXABLE. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER SUBSTANTIAL CAPITAL APPRECIATION. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments.


     Individuals in higher tax brackets who are seeking tax-free income along with the potential for lower volatility may want to consider this fund.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.


FEE TABLE (%)
-------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------
                                                                    None

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
 Management fees                                                    0.30
 Distribution (12b-1) fees                                          None
 Other expenses                                                     0.40
                                                                  --------
 Total annual operating expenses                                    0.70

 EXPENSE REDUCTION                                                 (0.21)
                                                                  --------
 NET OPERATING EXPENSES*                                            0.49
                                                                  ========

* Guaranteed by Schwab and the investment adviser through 10/31/2000 (excluding interest, taxes and certain non-routine expenses).


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


-------------------------------------------------------------------------------
EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------
           1 YEAR         3 YEARS         5 YEARS         10 YEARS
-------------------------------------------------------------------------------
            $72              $224            $390             $871


                                                                   BOND FUNDS 77

SCHWAB


SCHWAB LONG-TERM TAX-FREE BOND FUND

TICKER SYMBOL
SWNTX

THE FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX, CONSISTENT WITH CAPITAL PRESERVATION.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES -- THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (AAA-BBB-). The fund normally invests at least 80% of total assets in these securities, and typically far more. Interest from these securities is free from federal income tax and federal alternative minimum tax. The fund seeks to maintain an average maturity in its overall portfolio of at least ten years.

The fund may invest in fixed-, variable- or floating-rate securities from state issuers around the country and from municipal agencies, U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of total assets in municipal securities financing similar projects, and may also invest in municipal notes. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and average maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest in taxable securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


MATURITY AND YIELD

Bond yields typically are higher the longer the bond's maturity. By investing in longer term bonds, the fund seeks to earn higher yields over time than the Schwab Short/Intermediate Tax-Free Bond Fund.

Maintaining a longer average maturity does carry certain risks, and investors should expect this fund's share price to fluctuate more than that of the Schwab Short/Intermediate Tax-Free Bond Fund.

     The performance information below shows you how the fund's performance compares to its index, which varies over time.

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.


ANNUAL TOTAL RETURNS (%) as of 12/31

93                           13.61
94                           -7.04
95                           18.14
96                            4.18
97                            9.83
98                            6.14


BEST QUARTER: 8.03% Q1 1995     WORST QUARTER: -5.88% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/1999: -5.21%

AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/1998
-------------------------------------------------------------------------------
                                                             SINCE
                              1 YEAR         5 YEARS       INCEPTION
-------------------------------------------------------------------------------
 Fund                          6.14            5.93           6.97 1

 Lehman Brothers
 General Municipal
 Bond Index                    6.48            6.24           7.04 2


1  Inception: 9/11/1992.
2  From: 9/11/1992.


78 BOND FUNDS

SCHWAB LONG-TERM TAX-FREE BOND FUND


MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's comparatively long maturity will tend to make it more sensitive to this risk than funds with shorter average maturities.

STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely with investment-grade municipal securities, any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The fund's emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the fund's investments may have greater risks than securities in taxable bond funds.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

IF CERTAIN TYPES OF INVESTMENTS THE FUND BUYS AS TAX EXEMPT ARE LATER RULED TO BE TAXABLE, A PORTION OF THE FUND'S INCOME COULD BE TAXABLE. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER SUBSTANTIAL CAPITAL APPRECIATION. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments.

     This fund is designed for individuals in higher tax brackets who are interested in high current tax-free income and can accept a higher degree of risk to their investment.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.



FEE TABLE (%)
-------------------------------------------------------------------------------
 SHAREHOLDER FEES
-------------------------------------------------------------------------------
                                                                    None

 ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
 Management fees                                                    0.30
 Distribution (12b-1) fees                                          None
 Other expenses                                                     0.39
                                                                  --------
 Total annual operating expenses                                    0.69

 EXPENSE REDUCTION                                                 (0.20)
                                                                  --------
 NET OPERATING EXPENSES*                                            0.49
                                                                  ========

* Guaranteed by Schwab and the investment adviser through 10/31/2000 (excluding interest, taxes and certain non-routine expenses).


Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT
-------------------------------------------------------------------------------
            1 YEAR           3 YEARS            5 YEARS          10 YEARS
-------------------------------------------------------------------------------
              $70             $221                $384             $859



                                                                BOND FUNDS    79

FINANCIAL HIGHLIGHTS


SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).




Fiscal periods ended 8/31                         1999        1998       1997      1996     1995
---------------------------------------------------------------------------------------------------

 PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------
 Net asset value at beginning of period           10.26       10.16      10.04     10.12     9.92
                                                  -------------------------------------------------
 Income from investment operations:

     Net investment income                         0.40        0.42       0.41      0.41     0.40

     Net realized and unrealized gain (loss)
      on investments                              (0.21)       0.10       0.12     (0.08)    0.20
                                                  -------------------------------------------------

     Total income from investment operations       0.19        0.52       0.53      0.33     0.60

 Less distributions:

     Dividends from net investment income         (0.40)      (0.42)     (0.41)    (0.41)   (0.40)
                                                  -------------------------------------------------
 NET ASSET VALUE AT END OF PERIOD                 10.05       10.26      10.16     10.04    10.12
                                                  =================================================

 Total return (%)                                  1.86        5.17       5.40      3.32     6.23


 RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------
 Ratio of actual operating expenses to
   average net assets                              0.49        0.49       0.49      0.49     0.49

 Expense reductions reflected in above ratio       0.32        0.36       0.47      0.41     0.40

 Ratio of net investment income to
  average net assets                               3.87        3.99       4.08      4.06     4.06

 Portfolio turnover rate                              8          22         20        44       35

 Net assets, end of period ($ x 1,000,000)           87          68         54        54       53


80    BOND FUNDS

FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

SCHWAB LONG-TERM TAX-FREE BOND FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

Fiscal periods ended 8/31                         1999          1998         1997          1996         1995
--------------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------
 Net asset value at beginning of period           11.01         10.53        10.13         10.16        9.95
                                                 -------------------------------------------------------------
 Income from investment operations:
     Net investment income                         0.50          0.53         0.53          0.52        0.53
     Net realized and unrealized gain (loss)
      on investments                              (0.85)         0.48         0.40         (0.03)       0.21
                                                 -------------------------------------------------------------
     Total income from investment operations      (0.35)         1.01         0.93          0.49        0.74
 Less distributions:
     Dividends from net investment income         (0.50)        (0.53)       (0.53)        (0.52)      (0.53)
     Distributions from realized gain
      on investments                              (0.05)           --           --            --          --
                                                 -------------------------------------------------------------
     Total Distributions                          (0.55)        (0.53)       (0.53)        (0.52)      (0.53)
 NET ASSET VALUE AT END OF PERIOD                 10.11         11.01        10.53         10.13       10.16
                                                 =============================================================
 Total return (%)                                 (3.34)         9.81         9.36          4.87        7.76

 RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------
 Ratio of actual operating expenses to
  average net assets                               0.49          0.49         0.49          0.49        0.54
 Expense reductions reflected in above ratio       0.32          0.37         0.53          0.45        0.39
 Ratio of net investment income to
  average net assets                               4.59          4.76         5.09          5.06        5.40
 Portfolio turnover rate                             35            39           61            50          70
 Net assets, end of period ($ x 1,000,000)           90            70           47            44          41


                                                                   BOND FUNDS 81

                                  [Blank page]

SCHWAB

CALIFORNIA TAX-FREE BOND FUNDS

ABOUT THE FUNDS


The Schwab California Tax-Free Bond Funds seek to provide HIGH CURRENT INCOME free from federal and California state personal income taxes. Each fund has the same investment goal, but uses a DIFFERENT STRATEGY.

Because these funds invest mainly in California municipal bonds, their dividends generally are free from federal and California state personal income tax. Each fund also seeks to lower risk by investing across different sectors of the INVESTMENT-GRADE municipal bond market.

The funds are designed for LONG-TERM INVESTING. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.


                                                                   BOND FUNDS 83

SCHWAB

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

TICKER SYMBOL
SWCSX

THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX THAT IS CONSISTENT WITH CAPITAL PRESERVATION.


STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES -- THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (AAA-BBB-) -- FROM CALIFORNIA ISSUERS. The fund normally invests at least 80% of total assets in these securities, and typically far more. Interest income from these securities is free from federal and California personal income tax and federal alternative minimum tax. To help preserve investors' capital, the fund seeks to keep the average maturity of its overall portfolio between two and five years.

The fund may invest in securities from municipal issuers in California and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of total assets in municipal securities financing similar projects, and may also invest in municipal notes. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit and maturity standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest in taxable securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


SHORTER MATURITIES

As a bond approaches maturity, its market value typically moves closer to its par value (the amount of the bond's principal, which a bondholder receives when the bond matures).

Investing in short- and intermediate-term bonds is a common strategy for reducing price volatility and other risks. In exchange for these lower risks, short- and intermediate-term bonds typically (though not always) offer lower yields than longer term bonds.

         The performance information below shows you how the fund's performance compares to its index, which varies over time.

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.

ANNUAL TOTAL RETURNS (%) as of 12/31

94                            -2.08
95                            10.46
96                             3.90
97                             5.19
98                             4.83


BEST QUARTER: 3.62% Q1 1995     WORST QUARTER: -2.45% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/1999: 1.14%


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/1998

                                                                     SINCE
                                      1 YEAR         5 YEARS       INCEPTION
--------------------------------------------------------------------------------
 Fund                                   4.83            4.38         4.63 1
 Lehman Brothers
 Three-Year
 Municipal Bond Index                   5.20            4.91         4.92 2

1  Inception: 4/21/1993.
2  From: 4/21/1993.


84 BOND FUNDS

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND


MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's short-to-intermediate maturity is designed to reduce this risk, but will not eliminate it. A fall in interest rates could hurt the fund as well, by lowering its yield. This is because issuers tend to pay off their bonds when interest rates fall, often forcing the fund to reinvest in lower-yielding securities.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely with investment-grade municipal securities, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

IF CERTAIN TYPES OF INVESTMENTS THE FUND BUYS AS TAX EXEMPT ARE LATER RULED TO BE TAXABLE, A PORTION OF THE FUND'S INCOME COULD BE TAXABLE. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER SUBSTANTIAL CAPITAL APPRECIATION. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments.

         California taxpayers who are seeking double tax-free income along with the potential for lower volatility may want to consider this fund.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.


FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                      None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                       0.30
Distribution (12b-1) fees                                             None
Other expenses                                                        0.36
                                                                     ------
Total annual operating expenses                                       0.66
EXPENSE REDUCTION                                                    (0.17)
                                                                     ------
NET OPERATING EXPENSES*                                               0.49
                                                                     ======

* Guaranteed by Schwab and the investment adviser through 10/31/2000 (excluding interest, taxes and certain non-routine expenses).


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                    1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                       $67        $211       $368         $822


                                                                   BOND FUNDS 85

SCHWAB


SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

TICKER SYMBOL
SWCAX


THE FUND SEEKS HIGH CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX THAT IS CONSISTENT WITH CAPITAL PRESERVATION.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN INVESTMENT-GRADE MUNICIPAL SECURITIES -- THOSE IN THE FOUR HIGHEST CREDIT RATING CATEGORIES (AAA-BBB-) -- FROM CALIFORNIA ISSUERS. The fund normally invests at least 80% of total assets in these securities, and typically far more. Interest from these securities is free from federal and California personal income tax and federal alternative minimum tax. The fund seeks to maintain an average maturity in its overall portfolio of at least ten years.

The fund may invest in securities from municipal issuers in California and in U.S. territories and possessions. These may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as an electric utility or a public water system. The fund may invest more than 25% of total assets in municipal securities financing similar projects, and may also invest in municipal notes. Many of the fund's securities carry credit enhancements (such as bond insurance) or liquidity enhancements (such as a letter of credit), which are designed to provide incremental levels of creditworthiness or liquidity.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit standards. The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. If a portfolio security falls below investment-grade, the fund may continue to hold it if the investment adviser believes it would benefit the fund. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

During unusual market conditions, the fund may invest in taxable securities as a temporary defensive measure. In this case, the fund would not be pursuing its goal.


MATURITY AND YIELD

Bond yields typically are higher the longer the bond's maturity. By investing in longer term bonds, the fund seeks to earn higher yields over time than the Schwab California Short/Intermediate Tax-Free Bond Fund.

Maintaining a longer average maturity does carry certain risks, however: investors should expect this fund's share price to be more volatile than that of the Schwab California Short/Intermediate Tax-Free Bond Fund.

         The performance information below shows you how the fund's performance compares to its index, which varies over time.

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.


ANNUAL TOTAL RETURNS (%) as of 12/31

93                       12.88
94                       -8.75
95                       19.63
96                        4.33
97                       10.04
98                        6.43


BEST QUARTER: 8.47% Q1 1995     WORST QUARTER: -6.74% Q1 1994
YEAR-TO-DATE PERFORMANCE AS OF 9/30/1999: -3.53%


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/1998

                                                                       SINCE
                                        1 YEAR         5 YEARS       INCEPTION
--------------------------------------------------------------------------------
Fund                                      6.43            5.93         7.79 1
Lehman Brothers
General Municipal
Bond Index                                6.48            6.24         7.57 2

1  Inception: 2/24/1992.
2  From: 2/24/1992.


86 BOND FUNDS

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND


MAIN RISKS

BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

WHEN INTEREST RATES RISE, BOND PRICES USUALLY FALL, and with them the fund's share price. The fund's comparatively long average maturity will tend to make it more sensitive to this risk than funds with shorter average maturities.

THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. The fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions also could affect performance. Because the fund is non-diversified, it may divide its assets among fewer issuers than a diversified fund. This means that the fund could increase its exposure to the risks of a given issuer.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely with investment-grade municipal securities, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S PERFORMANCE. To the extent that the manager anticipates interest rate trends imprecisely, the fund could miss yield opportunities or its share price could fall.

IF CERTAIN TYPES OF INVESTMENTS THE FUND BUYS AS TAX EXEMPT ARE LATER RULED TO BE TAXABLE, A PORTION OF THE FUND'S INCOME COULD BE TAXABLE. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER SUBSTANTIAL CAPITAL APPRECIATION. In exchange for its goal of capital preservation, the fund may offer lower long-term performance than stock investments or certain other types of bond investments.

     This fund is designed for California taxpayers who want double tax-free income and can accept higher risk in exchange for potentially higher long-term returns.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.


FEE TABLE (%)

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                         None
ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fees                                                          0.30
Distribution (12b-1) fees                                                None
Other expenses                                                           0.34
                                                                        ------
Total annual operating expenses                                          0.64
EXPENSE REDUCTION                                                       (0.15)
                                                                        ------
NET OPERATING EXPENSES*                                                  0.49
                                                                        ======

* Guaranteed by Schwab and the investment adviser through 10/31/2000 (excluding interest, taxes and certain non-routine expenses).

Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment and 5% return each year. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT

                                    1 YEAR     3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                                       $65        $205       $357         $798


                                                                   BOND FUNDS 87

FINANCIAL HIGHLIGHTS

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).

Fiscal periods ended 8/31                          1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------
Net asset value at beginning of period             10.26     10.16     10.04     10.06      9.89
                                                 ------------------------------------------------
Income from investment operations:
    Net investment income                          0.39      0.41      0.43      0.43      0.42
    Net realized and unrealized gain (loss)
     on investments                               (0.17)     0.11      0.12     (0.02)     0.17
                                                 ------------------------------------------------
    Total income from investment operations        0.22      0.52      0.55      0.41      0.59
Less distributions:
    Dividends from net investment income          (0.39)    (0.42)    (0.43)    (0.43)    (0.42)
                                                 ------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                  10.09     10.26     10.16      10.04     10.06
                                                 ================================================
Total return (%)                                   2.16      5.19      5.54      4.11      6.17


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                0.49      0.49      0.49      0.49      0.50
Expense reductions reflected in above ratio        0.28      0.30      0.40      0.38      0.34
Ratio of net investment income to
 average net assets                                3.81      4.02      4.21      4.23      4.29
Portfolio turnover rate                               7         8        23        20        62
Net assets, end of period ($ x 1,000,000)           126        96        59        46        41


1 Annualized.


88 BOND FUNDS

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).


Fiscal periods ended 8/31                          1999      1998      1997      1996      1995
-------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------
Net asset value at beginning of period             11.52     11.10     10.63     10.53     10.40
                                                 ------------------------------------------------
Income from investment operations:
    Net investment income                          0.54      0.54      0.56      0.57      0.56
    Net realized and unrealized gain (loss)
     on investments                               (0.70)     0.43      0.47      0.10      0.13
                                                 ------------------------------------------------
    Total income from investment operations       (0.16)     0.97      1.03      0.67      0.69
Less distributions:
    Dividends from net investment income          (0.54)    (0.55)    (0.56)    (0.57)    (0.56)
                                                 ------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                  10.82     11.52     11.10     10.63     10.53
                                                 ================================================
Total return (%)                                  (1.57)     8.96      9.95      6.43      6.98


RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------
Ratio of actual operating expenses to
 average net assets                                0.49      0.49      0.49      0.49      0.58
Expense reductions reflected in above ratio        0.26      0.27      0.33      0.33      0.23
Ratio of net investment income to
 average net assets                                4.69      4.79      5.17      5.30      5.54
Portfolio turnover rate                              55        28        35        36        46
Net assets, end of period ($ x 1,000,000)           202       190       125       102        90



                                                                   BOND FUNDS 89

INVESTMENT MANAGEMENT

THE INVESTMENT ADVISER for all of the SchwabFunds(R) is Charles Schwab Investment Management, Inc. (CSIM), 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm manages assets for more than 5 million shareholder accounts and has more than $115 billion under management. (all figures on this page are as of June 1, 2000 unless otherwise noted).

As the investment adviser, the firm oversees the asset management and administration of the SchwabFunds described in this prospectus. As compensation for these services, the firm receives a management fee from each fund. The table below describes the actual management fee paid by each fund (including the effects of any reductions) for the 12 months prior to the fiscal year end indicated.

                                                 FEE PAID
                                              (% OF AVERAGE
 NAME OF FUND                                   NET ASSETS)        FISCAL YEAR END
----------------------------------------------------------------------------------
 SCHWAB ANALYTICS FUND(R)                          0.42%              10/31/99
 SCHWAB BOND INDEX FUNDS
   Schwab Short-Term Bond Market Index Fund        0.02%               8/31/99
   Schwab Total Bond Market Index Fund             0.02%               8/31/99
 SCHWAB CALIFORNIA TAX-FREE BOND FUNDS
   Schwab California Short/Intermediate
     Tax-Free Bond Fund                            0.13%               8/31/99
   Schwab California Long-Term
     Tax-Free Bond Fund                            0.15%               8/31/99
 SCHWAB EQUITY INDEX FUNDS
   Schwab S&P 500 Fund                             0.12%              10/31/99
   Schwab 1000 Fund(R)                             0.21%              10/31/99
   Schwab Small-Cap Index Fund(R)                  0.20%              10/31/99
   Schwab Total Stock Market Index Fund(TM)        0.00%              10/31/99
   Schwab International Index Fund(R)              0.25%              10/31/99
 SCHWAB MARKETMANAGER PORTFOLIOS(TM)
   Growth Portfolio                                0.43%              10/31/99
   Balanced Portfolio                              0.41%              10/31/99
   Small Cap Portfolio                             0.35%              10/31/99
   International Portfolio                         0.38%              10/31/99
 SCHWAB MARKETTRACK PORTFOLIOS(TM)
   All Equity Portfolio                            0.17%              10/31/99
   Growth Portfolio                                0.27%              10/31/99
   Balanced Portfolio                              0.26%              10/31/99
   Conservative Portfolio                          0.25%              10/31/99
 SCHWAB TAX-FREE BOND FUNDS
   Schwab Short/Intermediate
     Tax-Free Bond Fund                            0.09%               8/31/99
   Schwab Long-Term Tax-Free Bond Fund             0.09%               8/31/99

For the following funds that have not had a fiscal year end, the management fee as a percentage of average daily net assets is calculated as follows:

 SCHWAB YIELDPLUS FUND(TM)
   First $500 million of assets                    0.35%
   Assets above $500 million                       0.30%
 SCHWAB FOCUS FUNDS                                0.54%

For the Schwab Analytics Fund, a portion of the management fee is used to pay the subadviser.

90   INVESTMENT MANAGEMENT

INVESTMENT MANAGERS

The following are responsible for the management of the funds or portfolios indicated.

Schwab Bond Index Funds, Schwab MarketTrack Portfolios(TM), Schwab YieldPlus Fund(TM)

KIMON DAIFOTIS, CFA, a vice president of the investment adviser, has overall responsibility for management of the Schwab Bond Index Funds and Schwab YieldPlus Fund(TM). He is responsible for the day-to-day management of the bond and cash portions of Schwab MarketTrack Portfolios(TM). Prior to joining the firm in October 1997, he worked for more than 17 years in research and asset management.

Schwab Analytics Fund(R)

PRAVEEN GOTTIPALLI, a portfolio manager for the day-to-day management of Schwab Analytics Fund(R), has been Director of Investment for Symphony Asset Management since 1994. Prior to this position, he was at BARRA, Inc. for nine years.

SYMPHONY ASSET MANAGEMENT, INC. is the subadvisor for Schwab Analytics Fund(R). Symphony is located at 555 California Street, San Francisco, CA 94104. Founded in 1994, Symphony is owned by BARRA, Inc., which was founded in 1975 and is a leading provider of analytical models. Symphony and its affiliate, Symphony Asset Management, LLC, currently have more than $2.7 billion under management.

Schwab Equity Index Funds, Schwab Analytics Fund(R), Schwab MarketTrack Portfolios, Schwab Focus Funds

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of Schwab Equity Index Funds (not including Schwab Total Stock Market Index Fund), the equity portions of the Schwab MarketTrack Portfolios and Schwab Focus Funds, and she has overall responsibility for the Schwab Analytics Fund(R). She joined the firm in 1995 and has nearly 20 years of experience in equity index management.

Schwab California Tax-Free Bond Funds, Schwab Tax-Free Bond Funds

JOANNE LARKIN, a vice president of the investment adviser, has had overall responsibility for management of Schwab California Tax-Free Bond Funds and Schwab Tax-Free Bond Funds since each fund's inception. Prior to joining the firm in February 1992, she worked for more than eight years in research and asset management at another firm.

Schwab Total Stock Market Index Fund(TM), Schwab Focus Funds

LARRY MANO, a portfolio manager, is responsible for the day-to-day management of Schwab Total Stock Market Index Fund(TM) and Schwab Focus Funds. Prior to joining the firm in 1998, he worked for 20 years in equity index management, most recently as a vice president and principal of the Institutional Services Group at Wilshire Associates, Inc.

Schwab MarketManager Portfolios(TM)

JEFFREY MORTIMER, CFA, a vice president of the investment adviser, is responsible for overall management of the Schwab MarketManager Portfolios. Prior to joining the firm in October 1997, he worked for more than eight years in asset allocation and manager selection.

The Schwab MarketManager Portfolios may invest in the Excelsior Funds without limitation, just as the Schwab MarketManager Portfolios can invest without limitation in affiliated SchwabFunds. The advisers to the Excelsior Funds are United States Trust Company of New York, U.S. Trust Company (Connecticut) and/or other subsidiaries of U.S. Trust Corporation (U.S. Trust). U.S. Trust and Charles Schwab Investment Management, Inc. are under the common control of The Charles Schwab Corporation.


     The fund's INVESTMENT ADVISER, Charles Schwab Investment Management, Inc., has more than $115 billion under management.

INDEX OWNERSHIP

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

                                                     INVESTMENT MANAGEMENT    91

INVESTING IN THE FUNDS/PORTFOLIOS

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on BUYING, SELLING AND EXCHANGING shares using the method that is most CONVENIENT FOR YOU. You also will see how to choose a share class and a distribution option for your investment. Helpful information on TAXES is included as well.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds.

For example, when you sell shares in a fund or portfolio, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink, which lets you move money between your brokerage accounts and bank accounts and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab Web site at www.schwab.com.


METHODS FOR PLACING DIRECT ORDERS

PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET

www.schwab.com/schwabfunds

SCHWABLINK

Investment professionals should follow the transaction instructions in the SchwabInstitutional.com manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.

92   INVESTING IN THE FUNDS/PORTFOLIOS

BUYING SHARES

Shares of the funds or portfolios may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.


STEP 1

CHOOSE A FUND, AND, IF APPLICABLE, A SHARE CLASS. YOUR CHOICE OF SHARE CLASS MAY DEPEND ON THE AMOUNT OF YOUR INVESTMENT.


SCHWAB ANALYTICS FUND(TM), SCHWAB MARKETMANAGER SMALL CAP PORTFOLIO AND SCHWAB MARKETMANAGER INTERNATIONAL PORTFOLIO:

                MINIMUM INITIAL INVESTMENT         MINIMUM ADDITIONAL INVESTMENTS                         MINIMUM BALANCE
--------------------------------------------------------------------------------------------------------------------------------
         $2,500 ($1,000 for retirement and        $500 ($100 for Automatic Investment Plan)        $500 ($250 for retirement and
         custodial accounts)                                                                        custodial accounts)


SCHWAB FOCUS FUNDS:

                MINIMUM INITIAL INVESTMENT         MINIMUM ADDITIONAL INVESTMENTS                         MINIMUM BALANCE
--------------------------------------------------------------------------------------------------------------------------------
                $5,000                             $500 ($100 for Automatic Investment Plan)


SCHWAB MARKETMANAGER GROWTH PORTFOLIO, SCHWAB MARKETMANAGER BALANCED PORTFOLIO, SCHWAB MARKETTRACK PORTFOLIOS(TM):

                MINIMUM INITIAL INVESTMENT         MINIMUM ADDITIONAL INVESTMENTS                         MINIMUM BALANCE
--------------------------------------------------------------------------------------------------------------------------------
          $1,000 ($500 for retirement and         $500 ($100 for Automatic Investment Plan)        $500 ($250 for retirement and
          custodial accounts)                                                                      custodial accounts)


SCHWAB EQUITY INDEX FUNDS:

 SHARE CLASS             MINIMUM INITIAL INVESTMENT          MINIMUM ADDITIONAL INVESTMENTS                    MINIMUM BALANCE
---------------------------------------------------------------------------------------------------------------------------------
 Investor Shares         $2,500 ($1,000 for retirement and   $500 ($100 for Automatic Investment Plan)         $1,000 ($500 for
                         custodial accounts)                                                                   retirement and
                                                                                                               custodial accounts)
---------------------------------------------------------------------------------------------------------------------------------
 Select Shares(R)        $50,000                             $1,000                                            $40,000
---------------------------------------------------------------------------------------------------------------------------------
 e.Shares(R)             $2,500 ($500 for retirement         $100                                              $1,000 ($500 for
                         and custodial accounts)                                                               retirement and
                                                                                                               custodial accounts)

Currently, e.Shares are available only for the S&P 500 Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans.


SCHWAB BOND INDEX FUNDS, SCHWAB CALIFORNIA TAX-FREE BOND FUNDS AND SCHWAB TAX-FREE BOND FUNDS:


                MINIMUM INITIAL INVESTMENT                  MINIMUM ADDITIONAL INVESTMENTS                    MINIMUM BALANCE
------------------------------------------------------------------------------------------------------------------------------
        $2,500 ($1,000 for retirement* and             $500 ($100 for Automatic Investment Plan)            $1,000 ($500 for
                custodial accounts)                                                                         retirement* and
                                                                                                            custodial accounts)

* Tax-Free funds are not appropriate investments for IRAs and other tax deferred accounts. Please consult with your tax advisor about your situation.


SCHWAB YIELDPLUS FUND(TM):

 SHARE CLASS              MINIMUM INITIAL INVESTMENT             MINIMUM ADDITIONAL INVESTMENTS                MINIMUM BALANCE
-------------------------------------------------------------------------------------------------------------------------------
 Investor Shares         $2,500 ($1,000 for retirement and       $500 ($100 for Automatic Investment Plan)     $1,000 ($500 for
                          custodial accounts)                                                                  retirement and
                                                                                                               custodial accounts)
-------------------------------------------------------------------------------------------------------------------------------
 Select Shares           $50,000                                 $1,000                                        $40,000


STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

 OPTION                     FEATURES
--------------------------------------------------------------------------------
Reinvestment                All dividends and capital gain distributions are
                            invested automatically in shares of your fund and
                            share class.
--------------------------------------------------------------------------------
 Cash/reinvestment mix      You receive payment for dividends, while any capital
                            gain distributions are invested in shares of your
                            fund and share class.
--------------------------------------------------------------------------------
 Cash                       You receive payment for all dividends and capital
                            gain distributions.


STEP 3

PLACE YOUR ORDER. Use any of the methods described on the previous page. Make checks payable to Charles Schwab & Co., Inc.

                                          INVESTING IN THE FUNDS/PORTFOLIOS   93

SELLING/EXCHANGING SHARES

  POLICIES TO KEEP IN MIND

-     A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders are limited to other Schwab non-Sweep Investments as well as variable NAV funds and must meet the minimum investment and other requirements for the fund and, if applicable, the share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets.

- As indicated in their fee tables, the Schwab Equity Index Funds, Schwab Focus Funds, Schwab MarketManager International Portfolio and Schwab YieldPlus Fund(TM) charge a redemption fee, payable to each fund, on shares you sell or exchange within 180 days (90 days for the Schwab Yield Plus Fund) of buying them; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- In a multi-class fund, there is no redemption fee when you exchange between share classes of that fund.

METHODS FOR PLACING DIRECT ORDERS

PHONE

Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET

www.schwab.com/schwabfunds

SCHWABLINK

Investment professionals should follow the transaction instructions in the SchwabInstitutional.com manual; for technical assistance, call 800-367-5198.

MAIL

Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON

Visit the nearest Charles Schwab branch office.

WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

-     Your name or, for internet orders, your account number/"Login ID"

- Your account number (for SchwabInstitutional.com transactions, include the master account and subaccount numbers) or, for internet orders, your password

- The name and, if applicable, the share class of the fund whose shares you want to buy or sell

- The dollar amount or number of shares you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-     When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


94   INVESTING IN THE FUNDS/PORTFOLIOS

TRANSACTION POLICIES

THE FUNDS OR PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. The funds or portfolios calculate their share prices (for each share class, if necessary) each business day, after the close of the NYSE. A fund's or portfolio's share price is its net asset value per share, or NAV, which is the fund's or portfolio's net assets divided by the number of its shares outstanding.

POLICIES FOR WHEN YOUR ORDER WILL BE EXECUTED depend on the fund or portfolio concerned:

SCHWAB ANALYTICS FUND(R), SCHWAB EQUITY INDEX FUNDS, SCHWAB FOCUS FUNDS, SCHWAB MARKETMANAGER PORTFOLIOS(TM), SCHWAB MARKETTRACK PORTFOLIOS(TM):

Orders to buy, sell or exchange shares that are received in good order prior to the close of a fund or portfolio (generally 4pm. Eastern Time) will be executed at the next share price calculated that day.

SCHWAB BOND INDEX FUNDS, SCHWAB CALIFORNIA TAX-FREE BOND FUNDS, SCHWAB TAX-FREE BOND FUNDS, SCHWAB YIELDPLUS FUND(TM):

Orders that are received in good order are executed at the next NAV to be calculated (generally 4pm. Eastern Time). Orders to buy shares that are accepted prior to the close of the fund generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed prior to the close of the fund on a given day generally will receive that day's dividend.

IN VALUING PORTFOLIO SECURITIES, all funds except the Schwab MarketTrack and Schwab MarketManager Portfolios use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees. The Schwab MarketTrack and Schwab MarketManager Portfolios use the NAVs reported by their underlying funds to value underlying fund investments.

SHAREHOLDERS OF FUNDS OR PORTFOLIOS WITH EXPOSURE TO FOREIGN MARKETS should be aware that because these markets are often open on weekends and other days when the funds and portfolios are closed, the value of some or all securities owned by a fund or portfolio may change on days when it is not possible to buy or sell shares of the fund or portfolio.

EACH DAY, REPORTING SERVICES, SUCH AS NEWSPAPERS, MAY PUBLISH THE SHARE PRICES OF MUTUAL FUNDS from the close of business on the previous day. For the Schwab MarketTrack and Schwab MarketManager Portfolios, these prices are generally reported one day behind other mutual funds. This is because these portfolios use the share prices of their underlying funds to calculate NAV, and this information is typically received and calculated after the publishing deadlines of reporting services. Each portfolio still calculates its share price daily, and this is the price at which you may buy and sell shares each day.

THE FUNDS, PORTFOLIOS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations or orders that appear to be associated with short-term trading activities

-     To change or waive a fund's or portfolio's investment minimums

- To suspend the right to sell shares back to the fund or portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-     To withdraw or suspend any part of the offering made by this prospectus


                                          INVESTING IN THE FUNDS/PORTFOLIOS   95

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN A FUND OR PORTFOLIO TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund or portfolio. You also can visit the Internal Revenue Service (IRS) Web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND OR PORTFOLIO EARNS. Each fund and portfolio distributes to all shareholders of record substantially all of its net investment income and net capital gains, if any, according to the following schedules:

SCHWAB ANALYTICS FUND(R), SCHWAB EQUITY INDEX FUNDS, SCHWAB FOCUS FUNDS, SCHWAB MARKETMANAGER PORTFOLIOS(TM), SCHWAB MARKETTRACK PORTFOLIOS(TM):

These funds and portfolios typically pay income and capital gains distributions in December, except for the Schwab MarketTrack Conservative Portfolio, which typically makes income distributions at the end of every calendar quarter.

SCHWAB BOND INDEX FUNDS, SCHWAB CALIFORNIA TAX-FREE BOND FUNDS, SCHWAB TAX-FREE BOND FUNDS, SCHWAB YIELDPLUS FUND(TM):

Each of these funds declares a dividend every business day, based on its determination of its net investment income. Each fund pays its dividends on the 25th of every month (or next business day, if the 25th is not a business day), except that in December dividends are paid on the last business day of the month. The funds expect to pay any capital gain distributions every year, typically in December.

FOR ALL TAXABLE FUNDS AND PORTFOLIOS, UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The net investment income and short-term capital gains of each fund and portfolio are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund or portfolio. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS OR PORTFOLIOS IS DIFFERENT FROM AN EXCHANGE BETWEEN CLASSES. An exchange between funds or portfolios is considered a sale. An exchange between classes within a fund is not reported as a taxable sale.

SHAREHOLDERS IN THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY HAVE ADDITIONAL TAX CONSIDERATIONS as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

96   INVESTING IN THE FUNDS/PORTFOLIOS

IF YOU OWN SHARES IN A TAX-FREE BOND FUND, you should be aware that your fund's distributions may have tax consequences. Each fund's dividends typically are free from federal income tax. Dividends from the California Tax-Free Bond Funds typically are free from federal and California state income tax. Dividends from the Tax-Free Bond Funds typically are subject to any state and local personal income taxes, although a portion of each fund's dividends may be free from state or local income taxes, depending on the extent to which a fund invests in bonds that are tax-exempt in your state. Each fund's capital gain distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

While interest from municipal securities generally is free from federal income tax, some types of securities produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

Any dividends derived from U.S. government securities are generally free from state and local income taxes. However, some states may limit this benefit, and some agency-backed securities may not qualify for tax-exempt status.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS AND PORTFOLIOS PROVIDE SHAREHOLDERS WITH INFORMATION detailing the tax status of any distributions the fund or portfolio paid during the previous calendar year. For Schwab Bond Index Funds, this information includes the percentage of dividends paid that may qualify for tax-exempt status. For Schwab Tax-Free Bond Funds, this information includes a breakdown of the fund's income from each state. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND OR PORTFOLIO SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund or portfolio just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund or portfolio makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

                                          INVESTING IN THE FUNDS/PORTFOLIOS   97

98   NOTES

                                                                      NOTES  99

TO LEARN MORE

This prospectus contains important information on the funds and portfolios and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund and portfolio investors, discuss recent performance and holdings.

Each fund's STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. Each SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review and copy these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR database at www.sec.gov or by electronic request (after paying a duplicating fee) at publicinfo@sec.gov.


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
202-942-8090
www.sec.gov
publicinfo@sec.gov

SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds


SEC FILE NUMBERS

SCHWAB EQUITY INDEX FUNDS              811-7704
 SCHWAB 1000 FUND                      811-6200
SCHWAB ANALYTICS FUND(R)               811-7704
SCHWAB FOCUS FUNDS                     811-7704
SCHWAB MARKETTRACK PORTFOLIOS(TM)      811-7704
SCHWAB MARKETMANAGER PORTFOLIOS(TM)    811-7704
SCHWAB BOND INDEX FUNDS                811-6200
SCHWAB YIELDPLUS FUND(TM)              811-6200
SCHWAB TAX FREE FUNDS                  811-6200
SCHWAB CALIFORNIA TAX FREE FUNDS       811-6200


MKT 4696                                                  [CHARLES SCHWAB LOGO]